As filed with the Securities and Exchange Commission on February 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10267

GPS Funds I

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

GuideMarkSM Large Cap Growth Fund

Schedule of Investments

December 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.36%

	Aerospace & Defense - 3.31%
37,692	Boeing Co.	$2,840,469
42,357	Honeywell International, Inc.	2,688,399
		5,528,868

	Automobiles - 0.67%
86,060	Ford Motor Co.	1,114,477

	Beverages - 2.54%
116,655	The Coca-Cola Company	4,228,744

	Biotechnology - 5.89%
43,723	Amgen, Inc.	3,774,170
13,976	Biogen Idec, Inc. (a)	2,049,860
25,392	Celgene Corp. (a)	1,998,858
27,338	Gilead Sciences, Inc. (a)	2,007,976
		9,830,864

	Chemicals - 2.90%
9,422	CF Industries Holdings, Inc.	1,914,174
30,842	Monsanto Co.	2,919,195
		4,833,369

	Commercial Services & Supplies - 0.49%
17,675	The ADT Corp. (a)	821,711

	Communications Equipment - 7.18%
450,296	Cisco Systems, Inc.	8,848,317
6,802	F5 Networks, Inc. (a)	660,814
34,416	Qualcomm, Inc.	2,134,480
17,010	Riverbed Technology, Inc. (a)	335,437
		11,979,048

	Computers & Peripherals - 10.20%
17,918	Apple, Inc.	9,550,832
35,274	EMC Corp. (a)	892,432
21,545	International Business Machines Corp.	4,126,945
66,830	NetApp, Inc. (a)	2,242,146
19,793	QLogic Corp. (a)	192,586
		17,004,941

	Consumer Finance - 1.05%
30,472	American Express Co.	1,751,530

	Diversified Financial Services - 2.62%
267,118	Bank of America Corp.	3,098,569
29,092	JPMorgan Chase & Co.	1,279,175
		4,377,744

	Diversified Telecommunication Services - 2.70%
103,934	Verizon Communications, Inc.	4,497,224

	Energy Equipment & Services - 3.21%
2,754	Core Laboratories NV	301,040
24,549	Diamond Offshore Drilling, Inc. (b)	1,668,350
15,898	National-Oilwell Varco, Inc.	1,086,628
21,947	Oceaneering International, Inc.	1,180,529
25,008	Transocean Ltd. - ADR	1,116,607
		5,353,154

	Food & Staples Retailing - 5.00%
20,462	Costco Wholesale Corp.	2,021,032
45,756	CVS Caremark Corp.	2,212,302
60,264	Wal-Mart Stores, Inc.	4,111,813
		8,345,147

	Food Products - 0.53%
21,363	Green Mountain Coffee Roasters, Inc. (a)(b)	883,574

	Health Care Equipment & Supplies - 2.02%
9,801	Edwards Lifesciences Corp. (a)	883,756
48,057	Hologic, Inc. (a)	962,582
22,915	Zimmer Holdings, Inc.	1,527,514
		3,373,852

	Health Care Providers & Services - 2.99%
28,427	Aetna, Inc.	1,316,170
16,439	McKesson Corp.	1,593,926
38,443	UnitedHealth Group, Inc.	2,085,148
		4,995,244

	Hotels, Restaurants & Leisure - 0.57%
5,681	Starwood Hotels & Resorts Worldwide, Inc.	325,862
9,516	Yum Brands, Inc.	631,862
		957,724

	Industrial Conglomerates - 1.54%
86,571	General Electric Co.	1,817,125
25,767	Tyco International Ltd. - ADR	753,685
		2,570,810

	Internet & Catalog Retail - 2.03%
10,766	Amazon.com, Inc. (a)	2,703,773
1,092	Priceline.com, Inc. (a)	678,351
		3,382,124

	Internet Software & Services - 5.09%
41,369	eBay, Inc. (a)	2,110,647
5,957	Google, Inc. (a)	4,225,717
45,577	IAC/InterActiveCorp	2,155,792
		8,492,156

	IT Services - 1.44%
15,890	Visa, Inc.	2,408,606

	Life Sciences Tools & Services - 0.65%
44,817	Bruker Corp. (a)	684,355
8,184	Life Technologies Corp. (a)	401,671
		1,086,026

	Machinery - 2.12%
7,461	Dover Corp.	490,262
22,970	Illinois Tool Works, Inc.	1,396,806
19,318	Parker Hannifin Corp.	1,643,189
		3,530,257

	Media - 4.67%
72,775	Comcast Corp.	2,720,329
64,692	News Corp.	1,652,234
38,071	Omnicom Group, Inc.	1,902,027
523,429	Sirius XM Radio, Inc. (a)(b)	1,512,710
		7,787,300

	Metals & Mining - 0.32%
17,682	Allied Nevada Gold Corp. (a)	532,759

	Multiline Retail - 0.64%
26,289	Dollar Tree, Inc. (a)	1,066,282

	Oil & Gas - 1.62%
17,166	Exxon Mobil Corp.	1,485,718
35,544	Valero Energy Corp.	1,212,761
		2,698,479

	Personal Products - 0.15%
7,823	Herbalife Ltd. (b)	257,690

	Pharmaceuticals - 5.55%
46,443	Abbott Laboratories	3,042,016
49,659	Eli Lilly & Co.	2,449,182
19,947	Johnson & Johnson	1,398,285
57,684	Merck & Co., Inc.	2,361,583
		9,251,066

	Semiconductor & Semiconductor Equipment - 1.74%
61,540	Altera Corp.	2,119,438
21,657	Xilinx, Inc.	777,486
		2,896,924

	Software - 7.95%
17,923	BMC Software, Inc. (a)	710,826
29,864	Check Point Software Technologies Ltd. - ADR (a)	1,422,721
8,625	Intuit, Inc. (b)	513,188
187,065	Microsoft Corp.	5,000,247
9,131	NetSuite, Inc. (a)	614,516
113,616	Oracle Corp.	3,785,685
22,801	Red Hat, Inc. (a)	1,207,541
		13,254,724

	Specialty Retail - 6.94%
8,639	Bed Bath & Beyond, Inc. (a)	483,007
38,498	Home Depot, Inc.	2,381,101
73,369	Lowe’s Companies, Inc.	2,606,067
19,772	O’Reilly Automotive, Inc. (a)	1,768,012
17,139	PetSmart, Inc.	1,171,279
7,210	Sherwin Williams Co.	1,109,042
24,127	The Buckle, Inc. (b)	1,077,029
23,203	The TJX Companies, Inc.	984,968
		11,580,505

	Textiles, Apparel & Luxury Goods - 0.50%
10,848	Lululemon Athletica, Inc. (a)(b)	826,943

	Tobacco - 2.54%
50,605	Philip Morris International, Inc.	4,232,602
	Total Common Stocks (Cost $133,575,203)	165,732,468

	SHORT TERM INVESTMENTS - 2.76%

	Money Market Funds - 2.76%
4,595,403	Federated Prime Obligations Fund
	Effective Yield, 0.11%	4,595,403
	Total Short Term Investments (Cost $4,595,403)	4,595,403

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.62%

	Money Market Funds - 3.57%
5,959,675	First American Government Obligations Fund	5,959,675
	Effective Yield, 0.02%
20,508	Reserve Primary Fund (c)	792
	Total Money Market Funds (Cost $5,977,367)	5,960,467

Principal Amount
	Cash - 0.05%
$81,858	Cash	81,858
	Total Cash (Cost $81,858)	81,858

	Total Investments Purchased as Securities Lending Collateral (Cost $6,059,225)	6,042,325

	Total Investments (Cost $144,229,831) - 105.74%	176,370,196
	Liabilities in Excess of Other Assets - (5.74)%	(9,570,555)
	TOTAL NET ASSETS - 100.00%	$166,799,641

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	As of December 31, 2012, the Fund has fair valued this security and deemed it illiquid. The value of this security was $792, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$144,229,831
Gross unrealized appreciation	33,715,753
Gross unrealized depreciation	(1,575,388)
Net unrealized appreciation	$32,140,365

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Large Cap Value Fund

Schedule of Investments

December 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.09%

	Aerospace & Defense - 2.64%
36,900	Honeywell International, Inc.	$2,342,043
40,800	Raytheon Co.	2,348,448
		4,690,491

	Building Products - 1.35%
144,400	Masco Corp.	2,405,704

	Capital Markets - 1.96%
29,000	Ameriprise Financial, Inc.	1,816,270
35,700	State Street Corp.	1,678,257
		3,494,527

	Chemicals - 1.72%
61,900	Rockwood Holdings, Inc.	3,061,574

	Commercial Banks - 4.50%
168,600	Fifth Third Bancorp	2,561,034
39,200	PNC Financial Services Group, Inc.	2,285,752
92,400	Wells Fargo & Co.	3,158,232
		8,005,018

	Computers & Peripherals - 1.54%
14,300	International Business Machines Corp.	2,739,165

	Consumer Finance - 8.20%
45,100	American Express Co.	2,592,348
91,800	Capital One Financial Corp.	5,317,974
54,700	Discover Financial Services	2,108,685
267,100	SLM Corp.	4,575,423
		14,594,430

	Diversified Financial Services - 5.68%
283,100	Bank of America Corp.	3,283,960
73,180	Citigroup, Inc.	2,895,001
89,400	JPMorgan Chase & Co.	3,930,918
		10,109,879

	Diversified Telecommunication Services - 2.10%
82,700	AT&T, Inc.	2,787,817
21,900	Verizon Communications, Inc.	947,613
		3,735,430

	Electric Utilities - 0.57%
19,700	Pinnacle West Capital Corp.	1,004,306

	Electrical Equipment - 2.73%
47,700	Eaton Corp. Plc	2,585,340
43,000	Emerson Electric Co.	2,277,280
		4,862,620

	Electronic Equipment & Instruments - 1.33%
86,800	Molex, Inc. (a)	2,372,244

	Energy Equipment & Services - 1.33%
64,100	SeaDrill Ltd.	2,358,880

	Food & Staples Retailing - 2.69%
50,100	CVS Caremark Corp.	2,422,335
63,800	Walgreen Co.	2,361,238
		4,783,573

	Gas Utilities - 0.66%
27,400	ONEOK, Inc.	1,171,350

	Health Care Equipment & Supplies - 3.02%
34,800	Baxter International, Inc.	2,319,768
74,600	Medtronic, Inc.	3,060,092
		5,379,860

	Health Care Providers & Services - 6.87%
47,800	Cardinal Health, Inc.	1,968,404
48,600	CIGNA Corp.	2,598,156
68,700	Omnicare, Inc.	2,480,070
58,000	UnitedHealth Group, Inc.	3,145,920
33,400	WellPoint, Inc.	2,034,728
		12,227,278

	Hotels, Restaurants & Leisure - 4.58%
84,200	Carnival Corp. - ADR	3,096,034
166,400	International Game Technology	2,357,888
79,100	Royal Caribbean Cruises Ltd. (a)	2,689,400
		8,143,322

	Household Durables - 2.58%
62,000	Stanley Black & Decker, Inc.	4,586,140

	Industrial Conglomerates - 2.89%
109,200	General Electric Co.	2,292,108
97,500	Tyco International Ltd. - ADR	2,851,875
		5,143,983

	Insurance - 3.18%
17,700	Chubb Corp.	1,333,164
31,600	Travelers Companies, Inc.	2,269,512
82,000	XL Group Plc	2,054,920
		5,657,596

	Leisure Equipment & Products - 0.91%
45,100	Hasbro, Inc. (a)	1,619,090

	Machinery - 5.84%
47,100	Illinois Tool Works, Inc.	2,864,151
13,850	ITT Corp.	324,921
75,989	Pentair Ltd.	3,734,859
39,200	SPX Corp.	2,749,880
26,300	Xylem, Inc.	712,730
		10,386,541

	Multiline Retail - 1.51%
45,500	Target Corp.	2,692,235

	Multi-Utilities - 0.81%
74,500	CenterPoint Energy, Inc.	1,434,125

	Oil & Gas - 8.39%
69,800	BP Plc - ADR	2,906,472
21,900	Chevron Corp.	2,368,266
45,500	ConocoPhillips	2,638,545
97,900	Marathon Oil Corp.	3,001,614
28,900	Occidental Petroleum Corp.	2,214,029
33,850	Phillips 66	1,797,435
		14,926,361

	Pharmaceuticals - 4.51%
51,700	Johnson & Johnson	3,624,170
123,600	Pfizer, Inc.	3,099,888
27,400	Sanofi Aventis - ADR	1,298,212
		8,022,270

	Semiconductor & Semiconductor Equipment - 2.92%
79,200	Microchip Technology, Inc.	2,581,128
84,400	Texas Instruments, Inc.	2,611,336
		5,192,464

	Software - 2.30%
89,200	CA, Inc.	1,960,616
79,800	Microsoft Corp.	2,133,054
		4,093,670

	Specialty Retail - 0.87%
44,900	Rent-A-Center, Inc.	1,542,764

	Textiles, Apparel & Luxury Goods - 1.25%
62,300	Hanesbrands, Inc. (b)	2,231,586

	Thrifts & Mortgage Finance - 3.03%
203,000	New York Community Bancorp, Inc. (a)	2,659,300
225,600	People’s United Financial, Inc.	2,727,504
		5,386,804

	Tobacco - 3.90%
84,800	Altria Group, Inc.	2,664,416
22,800	Imperial Tobacco Group Plc - ADR	1,766,772
30,000	Philip Morris International, Inc.	2,509,200
		6,940,388

	Wireless Telecommunication Services - 0.73%
51,300	Vodafone Group Plc - ADR	1,292,247
	Total Common Stocks (Cost $148,789,818)	176,287,915

	SHORT TERM INVESTMENTS - 0.59%

	Money Market Funds - 0.59%
	Federated Prime Obligations Fund
1,054,389	Effective Yield, 0.11%	1,054,389
	Total Short Term Investments (Cost $1,054,389)	1,054,389

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.83%

	Money Market Funds - 3.78%
6,719,388	First American Government Obligations Fund	6,719,388
	Effective Yield, 0.02%
23,460	Reserve Primary Fund (c)	906
	Total Money Market Funds (Cost $6,739,631)	6,720,294

Principal Amount
	Cash - 0.05%
$92,293	Cash	92,293
	Total Cash (Cost $92,293)	92,293

	Total Investments Purchased as Securities Lending Collateral (Cost $6,831,924)	6,812,587

	Total Investments (Cost $156,676,131) - 103.51%	184,154,891
	Liabilities in Excess of Other Assets - (3.51%)	(6,248,431)
	TOTAL NET ASSETS - 100.00%	$177,906,460

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of December 31, 2012, the Fund has fair valued this security and deemed it illiquid. The value of this security was $906, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$156,676,131
Gross unrealized appreciation	30,269,165
Gross unrealized depreciation	(2,790,405)
Net unrealized appreciation	$27,478,760

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Small/Mid Cap Core Fund

Schedule of Investments

December 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 92.82%

	Aerospace & Defense - 2.24%
16,400	BE Aerospace, Inc. (a)	$810,160
13,320	Triumph Group, Inc.	869,796
		1,679,956

	Airlines - 1.37%
10,300	Copa Holdings SA	1,024,335

	Auto Components - 2.01%
5,420	BorgWarner, Inc. (a)	388,180
29,950	Dana Holding Corp.	467,520
12,130	TRW Automotive Holdings Corp. (a)	650,289
		1,505,989

	Beverages - 0.74%
15,580	Constellation Brands, Inc. (a)	551,376

	Biotechnology - 3.91%
14,910	BioMarin Pharmaceutical, Inc. (a)	734,317
11,180	Genomic Health, Inc. (a)	304,767
11,200	Medivation, Inc. (a)	572,992
11,630	Onyx Pharmaceuticals, Inc. (a)	878,414
11,400	Spectrum Pharmaceuticals, Inc. (a)(b)	127,566
34,400	Synta Pharmaceuticals Corp. (a)(b)	310,288
		2,928,344

	Building Products - 0.74%
19,030	Fortune Brands Home & Security, Inc. (a)	556,057

	Capital Markets - 3.28%
57,850	FXCM, Inc. (b)	582,550
20,500	Invesco Ltd.	534,845
22,140	Raymond James Financial, Inc.	853,054
11,370	Walter Investment Management Corp. (a)	489,137
		2,459,586

	Chemicals - 3.65%
8,980	Albemarle Corp.	557,838
10,120	Ashland, Inc.	813,749
10,570	Innophos Holdings, Inc.	491,505
13,350	Innospec, Inc. (a)	460,441
8,270	Rockwood Holdings, Inc.	409,034
		2,732,567

	Commercial Banks - 4.15%
74,430	FirstMerit Corp.	1,056,162
9,450	Hancock Holding Co.	299,943
221,840	Huntington Bancshares, Inc.	1,417,557
6,040	SVB Financial Group (a)	338,059
		3,111,721

	Commercial Services & Supplies - 0.76%
7,870	Multi-Color Corp.	188,801
11,270	Waste Connections, Inc.	380,814
		569,615

	Communications Equipment - 3.51%
25,330	Acme Packet, Inc. (a)	560,300
30,840	ADTRAN, Inc. (b)	602,614
41,430	Juniper Networks, Inc. (a)	814,928
16,630	NetGear, Inc. (a)	655,554
		2,633,396

	Computers & Peripherals - 1.42%
41,730	NCR Corp. (a)	1,063,280

	Construction & Engineering - 0.69%
17,210	KBR, Inc.	514,923

	Construction Materials - 1.67%
10,450	Eagle Materials, Inc.	611,325
6,770	Martin Marietta Materials, Inc. (b)	638,276
		1,249,601

	Consumer Finance - 1.62%
65,690	DFC Global Corp. (a)	1,215,922

	Containers & Packaging - 1.45%
13,950	AptarGroup, Inc.	665,694
5,970	Rock-Tenn Co.	417,363
		1,083,057

	Diversified Financial Services - 2.00%
50,710	Interactive Brokers Group, Inc.	693,713
32,340	NASDAQ OMX Group, Inc.	808,823
		1,502,536

	Diversified Telecommunication Services - 0.52%
7,150	Cogent Communications Group, Inc.	161,876
53,870	Frontier Communications Corp. (b)	230,564
		392,440

	Electric Utilities - 2.46%
7,370	ITC Holdings Corp.	566,827
21,720	Portland General Electric Co.	594,259
10,690	UIL Holdings Corp.	382,809
7,000	UNS Energy Corp.	296,940
		1,840,835

	Electrical Equipment - 1.93%
17,720	AMETEK, Inc.	665,740
11,120	Regal Beloit Corp.	783,627
		1,449,367

	Energy Equipment & Services - 3.41%
22,370	Forum Energy Technologies, Inc. (a)	553,657
4,820	Geospace Technologies Corp. (a)	428,353
10,340	Oil States International, Inc. (a)	739,724
37,000	Pacific Drilling SA (a)	349,280
10,860	Tidewater, Inc.	485,225
		2,556,239

	Food & Staples Retailing - 0.85%
11,860	United Natural Foods, Inc. (a)	635,577

	Food Products - 0.44%
11,780	Hillshire Brands Co.	331,489

	Gas Utilities - 0.99%
21,060	Atmos Energy Corp.	739,627

	Health Care Equipment & Supplies - 3.00%
11,830	Hospira, Inc. (a)	369,569
22,650	Mako Surgical Corp. (a)(b)	291,506
24,340	NuVasive, Inc. (a)	376,296
5,320	Sirona Dental Systems, Inc. (a)	342,927
3,770	Teleflex, Inc.	268,839
16,050	Thoratec Corp. (a)	602,196
		2,251,333

	Health Care Providers & Services - 1.08%
3,690	MEDNAX, Inc. (a)	293,429
10,630	Universal Health Services, Inc.	513,960
		807,389

	Hotels, Restaurants & Leisure - 0.88%
17,170	Hyatt Hotels Corp. (a)	662,247

	Household Durables - 3.40%
32,460	D.R. Horton, Inc.	642,059
12,910	Jarden Corp.	667,447
19,620	Toll Brothers, Inc. (a)	634,314
9,450	Tupperware Brands Corp.	605,745
		2,549,565

	Household Products - 0.68%
6,330	Energizer Holdings, Inc.	506,273

	Industrial Conglomerates - 1.36%
17,390	Carlisle Companies, Inc.	1,021,836

	Insurance - 4.15%
36,100	Axis Capital Holdings Ltd.	1,250,504
12,800	Platinum Underwriters Holdings Ltd.	588,800
23,710	Reinsurance Group of America	1,268,959
		3,108,263

	Internet Software & Services - 0.88%
19,920	ExactTarget, Inc. (a)	398,400
44,370	Responsys, Inc. (a)	264,445
		662,845

	IT Services - 2.33%
22,860	ExlService Holdings, Inc. (a)	605,790
16,980	Global Payments, Inc.	769,194
35,290	Sapient Corp. (a)	372,662
		1,747,646

	Life Sciences Tools & Services - 1.88%
25,940	Bruker Corp. (a)	396,104
6,140	Charles River Laboratories (a)	230,066
4,880	Illumina, Inc. (a)(b)	271,279
7,430	Techne Corp.	507,766
		1,405,215

	Machinery - 4.84%
23,150	Colfax Corp. (a)(b)	934,103
4,450	Flowserve Corp.	653,260
8,570	IDEX Corp.	398,762
15,900	Nordson Corp.	1,003,608
9,050	SPX Corp.	634,857
		3,624,590

	Media - 0.90%
48,500	Regal Entertainment Group (b)	676,575

	Metals & Mining - 0.36%
3,360	Royal Gold, Inc. (b)	273,202

	Multi-Utilities - 1.01%
13,460	OGE Energy Corp.	757,933

	Oil & Gas - 2.82%
10,820	Berry Petroleum Co.	363,011
4,420	Concho Resources, Inc. (a)	356,075
21,050	Diamondback Energy, Inc. (a)	402,476
35,240	Western Refining, Inc. (b)	993,416
		2,114,978

	Personal Products - 0.29%
5,800	Nu Skin Enterprises, Inc. (b)	214,890

	Road & Rail - 0.69%
6,820	Genesee & Wyoming, Inc. (a)	518,866

	Semiconductor & Semiconductor Equipment - 2.28%
9,080	Atmel Corp. (a)	59,474
8,640	Cirrus Logic, Inc. (a)	250,301

17,360	M/A-Com Technology Solutions Holdings, Inc. (a)	259,879
26,320	Monolithic Power Systems, Inc. (a)	586,410
20,900	NXP Semiconductors NV (a)	551,133
		1,707,197

	Semiconductors & Semiconductor Equipment - 0.27%
6,570	Cavium, Inc. (a)	205,050

	Software - 3.62%
13,800	Allot Communications Ltd. (a)	245,916
23,960	Aspen Technology, Inc. (a)	662,254
6,280	BMC Software, Inc. (a)	249,065
25,630	Bottomline Technologies, Inc. (a)	676,376
18,550	Sourcefire, Inc. (a)	875,931
		2,709,542

	Specialty Retail - 5.15%
7,650	Advance Auto Parts, Inc.	553,477
21,050	Foot Locker, Inc.	676,126
21,160	GNC Holdings, Inc.	704,205
34,300	Sally Beauty Holdings, Inc. (a)	808,451
51,150	Staples, Inc.	583,110
6,060	Tractor Supply Co.	535,462
		3,860,831

	Textiles, Apparel & Luxury Goods - 2.15%
20,560	Hanesbrands, Inc. (a)	736,459
7,850	PVH Corp.	871,429
		1,607,888

	Thrifts & Mortgage Finance - 0.41%
9,930	Nationstar Mortgage Holdings, Inc. (a)	307,631

	Trading Companies & Distributors - 1.20%
13,330	Wesco International, Inc. (a)	898,842

	Water Utilities - 0.49%
9,820	American Water Works Co., Inc.	364,617

	Wireless Telecommunication Services - 0.89%
4,040	MetroPCS Communications, Inc. (a)	40,158
15,680	NII Holdings, Inc. (a)(b)	111,798
7,280	SBA Communications Corp. (a)	517,026
		668,982
	Total Common Stocks (Cost $61,706,964)	69,562,061

	REAL ESTATE INVESTMENT TRUSTS - 6.72%

	Real Estate Investment Trusts - 6.72%
26,510	American Campus Communities, Inc.	1,222,906
65,780	Douglas Emmett, Inc.	1,532,674
26,680	Extra Space Storage, Inc.	970,885
12,700	Post Properties, Inc.	634,365
39,920	Redwood Trust, Inc. (b)	674,249
	Total Real Estate Investment Trusts (Cost $4,124,383)	5,035,079

	SHORT TERM INVESTMENTS - 1.07%

	Money Market Funds - 1.07%
	Federated Prime Obligations Fund
800,313	Effective Yield, 0.11%	800,313
	Total Short Term Investments (Cost $800,313)	800,313

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 7.39%

	Money Market Funds - 7.29%
5,459,995	First American Government Obligations Fund	5,459,995
	Effective Yield, 0.02%
6,386	Reserve Primary Fund (c)	247
	Total Money Market Funds (Cost $5,465,502)	5,460,242

Principal Amount
	Cash - 0.10%
$74,995	Cash	74,995
	Total Cash (Cost $74,995)	74,995

	Total Investments Purchased as Securities Lending Collateral (Cost $5,540,497)	5,535,237

	Total Investments (Cost $72,172,157) - 108.00%	80,932,690
	Liabilities in Excess of Other Assets - (8.00)%	(5,993,275)
	TOTAL NET ASSETS - 100.00%	$74,939,415

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	As of December 31, 2012, the Fund has fair valued this security and deemed it illiquid. The value of this security was $247, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$72,172,157
Gross unrealized appreciation	10,204,366
Gross unrealized depreciation	(1,443,833)
Net unrealized appreciation	$8,760,533

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM World ex-US Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.78%

	Australia - 6.16%
91,006	Australia and New Zealand Banking Group Ltd.	$2,396,789
41,453	BHP Billiton Ltd.	1,618,349
41,590	Commonwealth Bank of Australia	2,708,618
32,501	CSL Ltd.	1,834,926
128,723	Fortescue Metals Group Ltd.	641,486
100,727	Goodman Group	458,969
38,772	Iluka Resources Ltd.	374,693
19,888	Medusa Mining Ltd.	113,295
183,856	Mirvac Group	286,126
31,812	Newcrest Mining Ltd.	744,171
28,410	Oil Search Ltd.	210,095
74,364	Origin Energy Ltd.	914,138
1	SCA Property Group (a)	2
150,161	SP AusNet	174,504
197,506	Spark Infrastructure Group	345,297
269,096	Sydney Airport (a)	947,908
54,502	Transurban Group	346,449
8,007	Treasury Wine Estates Ltd.	39,410
102,201	Westfield Group	1,128,698
11,673	Woodside Petroleum Ltd.	415,969
34,556	Woolworths Ltd.	1,060,125
		16,760,017

	Austria - 0.22%
18,580	Erste Group Bank AG	590,747

	Belgium - 1.33%
8,377	Anheuser-Busch InBev NV	729,511
22,099	KBC Groep NV	770,204
8,100	ThromboGenics NV (a)	450,844
9,500	UCB SA	544,243
20,558	Umicore SA	1,138,365
		3,633,167

	Bermuda - 0.32%
363,000	COSCO Pacific Ltd.	526,337
366,000	Noble Group Ltd.	353,600
		879,937

	Brazil - 1.78%
47,400	Banco do Brasil SA	592,645
59,600	BM&FBovespa SA	407,521
14,900	Cia de Saneamento Basico do Estado de Sau Paulo	632,168
22,800	Cia Hering	467,581
10,400	Cosan SA Industria e Comercio	212,063
26,500	EcoRodovias Infraestructura e Logistica SA	223,907
25,100	Ez Tec Empreendimentos e Participacoes SA	315,053
15,300	M Dias Branco SA	583,530
110,000	Petroleo Brasileiro SA	1,050,305
35,900	Qualicorp SA (a)	371,887
		4,856,660

	Canada - 7.96%
30,100	Alamos Gold, Inc. (a)	528,043
19,400	Alimentation Couche Tard, Inc. (a)	954,300
14,300	Baytex Energy Corp. (a)	616,307
25,300	Canadian Natural Resources Ltd. (a)	728,453
7,700	Canadian Pacific Railway Ltd. (a)	781,070
8,000	Catamaran Corp. (a)	376,234
38,600	Cenovus Energy, Inc. (a)	1,291,841
15,000	Dollarama, Inc. (a)	889,263
65,920	Eldorado Gold Corp. (a)	848,272
37,800	First Quantum Minerals Ltd.	832,611
4,400	Franco Nevada Corp.	251,163
14,400	Goldcorp, Inc. (a)	529,414
10,000	Imperial Oil Ltd. (a)	429,577
15,400	Intact Financial Corp. (a)	1,002,773
68,600	Manulife Financial Corp. (a)	931,724
10,300	National Bank Of Canada (a)	799,811
5,516	NovaTek OAO	673,877
9,800	Open Text Corp. (a)	548,079
21,100	Petrominerales Ltd. (a)	182,427
35,600	Royal Bank Of Canada (a)	2,143,086
13,100	Silver Wheaton Corp. (a)	472,269
19,400	Sun Life Financial, Inc. (a)	514,304
27,800	Suncor Energy, Inc. (a)	914,183
22,800	Toronto-Dominion Bank (a)	1,919,674
26,300	TransCanada Corp. (a)	1,243,215
21,300	Valeant Pharmaceuticals International, Inc. (a)	1,270,676
		21,672,646

	Cayman Islands - 0.88%
166,000	Lifestyle International Holdings Ltd.	410,631
147,800	Sands China Ltd.	660,764
250,000	Soho China Ltd.	203,285
26,100	Tencent Holdings Ltd.	855,994
14,000	TPK Holding Co. Ltd.	250,692
		2,381,366

	Chile - 0.06%
8,200	ENTEL Chile SA	169,555

	China - 2.63%
416,000	Bank of China Ltd.	188,399
2,078,000	China Construction Bank Corp.	1,698,167
935,000	China Eastern Airlines Corp. Ltd. (a)	376,917
404,000	China National Building Material Co. Ltd.	606,603
422,000	China Oilfield Services, Ltd.	884,836
59,400	China Pacific Insurance Group Co. Ltd.	223,968
422,000	China Petroleum & Chemical Corp.	485,838
205,500	Great Wall Motor Co. Ltd.	660,954
384,000	Jiangxi Copper Co.	1,034,422
380,000	Petrochina Co.	548,213
56,000	Tsingtao Brewery	333,776
22,079	Yantai Changyu Pioneer Wine Co. Ltd. - Class B (a)	130,642
		7,172,735

	Colombia - 0.23%
10,440	Almacenes Exito SA	209,745
12,610	Bancolombia SA	214,092
3,230	Ecopetrol SA - ADR (b)	192,734
		616,571

	Czech Republic - 0.28%
3,550	Komercni Banka AS	750,459

	Denmark - 1.27%
86	A.P. Moller - Maersk Group	651,248
34,630	Danske Bank A/S (a)	588,162
11,144	Novo Nordisk A/S	1,814,652
58,325	TDC A/S	413,240
		3,467,302

	Finland - 0.16%
13,500	Sampo OYJ	437,209

	France - 7.18%
13,859	Alstom SA	558,298
7,700	Arkema SA	808,494
4,015	AtoS	281,962
37,903	BNP Paribas SA	2,157,831
3,025	Christian Dior SA	515,626
6,053	Cie Generale des Etablissements Michelin	579,995
5,250	Cie Generale d’Optique Essilor International SA	529,504
12,500	Eutelsat Communications SA	415,755
1,283	Iliad SA	220,241
7,000	Lagardere SCA	235,453
8,200	Legrand SA	347,978
5,985	L’Oreal SA	832,772
6,676	LVMH Moet Hennessy Louis Vuitton SA	1,232,111
4,650	PPR SA	873,325
11,900	Renault SA	646,269
17,530	Safran SA	759,175
20,422	Saint-Gobain SA	877,004
39,522	Sanofi-Aventis SA	3,747,887
17,663	Schneider Electric SA	1,293,658
16,911	Societe Generale SA (a)	643,001
5,900	Technip SA	682,256
13,084	Total SA	680,802
13,280	Vinci SA	639,397
		19,558,794

	Germany - 5.30%
14,572	Allianz SE	2,031,303
18,309	Bayer AG	1,745,989
8,178	Beiersdorf AG	669,624
2,600	Brenntag AG	342,540
17,949	GEA Group AG	583,628
6,422	HeidelbergCement AG	392,975
6,006	Henkel AG & Co. KGaA	412,200
13,558	Lanxess AG	1,195,543
5,907	Linde AG	1,033,425
25,100	ProSiebenSat.1 Media AG	714,948
34,180	RWE AG	1,417,708
24,897	SAP AG	2,002,045
8,247	Volkswagen AG	1,892,277
		14,434,205

	Hong Kong - 3.84%
331,400	AIA Group Ltd.	1,314,443
67,000	Beijing Enterprises Holdings Ltd.	439,472
139,000	BOC Hong Kong Holdings Ltd.	437,264
80,000	China Mobile Ltd	941,416
66,000	China Resources Gas Group Ltd.	136,846
160,000	China Resources Power Holdings Co. Ltd.	412,230
518,000	CNOOC Ltd.	1,141,161
130,000	Galaxy Entertainment Group Ltd. (a)	521,272
26,500	Hengan International Group Co. Ltd.	242,019
238,800	HKT Trust and HKT Ltd.	234,552
12,000	Hysan Development Co. Ltd.	58,354

1,076,000	Industrial & Commercial Bank of China	776,632
170,000	Kunlun Energy Co. Ltd.	359,438
374,000	KWG Property Holding Ltd.	287,177
446,000	Lenovo Group Ltd.	411,239
50,500	Orient Overseas International Ltd.	333,384
57,000	Shangri-La Asia Ltd.	114,823
73,000	Sun Hung Kai Properties Ltd.	1,107,062
103,800	Swire Properties Ltd.	349,600
61,000	Wharf Holdings Ltd.	486,153
32,186	Wing Hang Bank Ltd.	339,025
		10,443,562

	Indonesia - 0.87%
371,500	Bank Mandiri Tbk PT	313,811
1,405,000	Bank Rakyat Indonesia Persero Tbk PT	1,018,982
2,556,000	Media Nusantara Citra Tbk PT	664,082
642,000	Tower Bersama Infrastructure Tbk PT (a)	380,026
		2,376,901

	Ireland - 0.23%
32,700	Elan Corp. (a)	335,295
28,560	James Hardie Industries Plc	276,515
798	Prothena Corp. PLC (a)	5,846
		617,656

	Israel - 0.14%
32,200	Israel Chemicals Ltd.	387,789

	Italy - 1.65%
192,982	Enel S.p.A.	802,709
89,289	Eni S.p.A.	2,187,371
37,040	Fiat Industrial S.p.A.	405,797
36,941	Mediobanca S.p.A.	228,187
17,255	Saipem S.p.A.	672,138
213,900	Telecom Italia S.p.A.	194,022
		4,490,224

	Japan - 13.75%
9,900	Aeon Mall Co. Ltd.	243,551
12,000	Air Water, Inc.	153,586
25,000	Ajinomoto Co, Inc.	330,812
46,000	Asahi Kasei Corp.	272,003
16,800	Astellas Pharma, Inc.	755,355
24,700	Bridgestone Corp.	642,979
20,000	Canon, Inc.	775,195
15,000	Chiyoda Corp.	214,878
10,800	Credit Saison Co.	270,137
17,000	Daihatsu Motor Co.	338,688
12,000	Daiichi Sankyo Company, Ltd.	184,227
4,100	Daito Trust Construction Co. Ltd.	387,491
17,600	Denso Corp.	612,906
12,100	East Japan Railway Co.	782,436
1,700	Fast Retailing Co.	433,858
32,000	Fuji Heavy Industries Ltd.	403,530
9,300	Hitachi High-Technologies Corp.	192,451
140,000	Hitachi Ltd.	823,831
27,300	Honda Motor Co. Ltd.	1,011,046
98	Inpex Corp.	524,139
45,800	ITOCHU Corp.	484,065
46,900	Japan Tobacco, Inc.	1,324,896
24,200	JS Group Corp.	539,794
12,000	JSR Corp.	229,052
40,800	JX Holdings, Inc.	230,347

6,700	Kakaku.com, Inc.	221,188
420	Keyence Corp.	116,476
34,000	Kubota Corp.	390,911
5,100	Kyocera Corp.	462,393
3,800	Lawson, Inc.	257,774
8,800	Makita Corp.	408,798
32,900	Mitsubishi Corp.	633,422
44,000	Mitsubishi Electric Corp.	374,632
149,000	Mitsubishi Heavy Industries Ltd.	720,747
315,300	Mitsubishi UFJ Financial Group, Inc.	1,706,124
4,580	Mitsubishi UFJ Lease & Finance Co. Ltd.	197,014
64,200	Mitsui & Co. Ltd.	962,285
25,800	MS&AD Insurance Group Holdings	514,890
10,500	Murata Manufacturing Co. Ltd.	619,410
74,400	Nissan Motor Co.	705,973
14,400	Nitto Denko Corp.	709,181
100,800	Nomura Holdings, Inc.	596,665
10,600	Nomura Research Institute Ltd.	220,806
42,000	NSK Ltd.	298,857
277	NTT DoCoMo, Inc.	399,301
14,600	Olympus Corp.	283,250
8,020	ORIX Corp.	905,927
42,100	Rakuten, Inc.	328,315
42,000	Ricoh Co.	445,807
23,000	Rohto Pharmaceutical Co. Ltd.	267,795
15,000	Sekisui House Ltd.	164,245
17,000	Seven & I Holdings Co. Ltd.	479,243
49,000	Shimadzu Corp.	334,363
9,800	Shin-Etsu Chemical Co. Ltd.	598,095
31,900	Shinko Electric Industries Co. Ltd.	253,970
270,000	Shinsei Bank	540,415
12,700	Shionogi & Co. Ltd.	211,631
2,100	SMC Corp.	381,474
35,500	Softbank Corp.	1,300,764
26,500	Sony Financial Holdings, Inc.	476,424
57,000	Sumitomo Chemical Co. Ltd.	179,632
27,300	Sumitomo Electric Industries Ltd.	315,556
40,100	Sumitomo Mitsui Financial Group, Inc.	1,457,307
10,400	Suzuki Motor Corp.	272,150
3,900	Sysmex Corp.	179,590
17,500	Takeda Pharmaceutical Co., Ltd.	782,163
30,600	The Kansai Electric Power Co. Inc.	321,366
16,300	Tokio Marine Holdings, Inc.	454,106
64,000	Tokyo Tatemono Co.	329,667
38,000	Toray Industries, Inc.	233,435
71,000	Toshiba Corp.	281,034
50,500	Toyota Motor Corp.	2,358,155
12,000	West Japan Railway	472,760
497	Yahoo Japan Corp.	160,926
		37,447,665

	Jersey - 0.67%
69,000	Resolution Ltd.	280,723
30,640	United Business Media Ltd.	362,362
11,478	Wolseley PLC	548,866
42,924	WPP Plc	627,088
		1,819,039

	Malaysia - 0.19%
101,000	CIMB Group Holdings Bhd	252,815
167,000	IJM Corp. Bhd	273,195
		526,010

	Mexico - 1.27%
91,900	Alfa SAB de CV	195,370
886,600	America Movil SAB de CV	1,021,288
35,500	Arca Continental SAB de CV	264,280
35,500	Fomento Economico Mexicano SAB de CV	355,486
124,900	Grupo Mexico SAB de CV	450,561
167,600	Mexichem SAB de CV	931,075
76,200	Wal-Mart de Mexico SAB de CV	248,650
		3,466,710

	Netherlands - 2.21%
150,100	AEGON NV	969,624
7,299	Akzo Nobel NV	483,173
10,432	ASML Holding NV	669,046
4,513	Gemalto NV	407,367
10,316	Koninklijke Philips Electronics NV	273,171
39,363	Reed Elsevier NV	583,666
96,600	STMicroelectronics NV	701,275
50,149	Unilever NV	1,918,892
		6,006,214

	New Zealand - 0.15%
59,100	Fletcher Building Ltd.	414,840

	Nigeria - 0.10%
38,345	Guaranty Trust Bank Plc - ADR (a)	276,084

	Norway - 0.81%
24,580	Aker Solutions ASA	509,018
51,800	DNB ASA	662,090
43,800	Orkla ASA	383,843
32,520	Telenor ASA	662,167
		2,217,118

	Philippines - 0.06%
44,000	Security Bank Corp.	167,568

	Republic of Korea - 3.99%
5,600	Daelim Industrial	458,675
12,200	Hana Financial Group, Inc.	398,831
5,854	Hyundai Motor Co.	1,206,768
10,900	KB Financial Group, Inc.	389,336
52,223	Korean Reinsurance Co.	562,735
2,468	LG Chemical Ltd.	771,378
866	LG Household & Health Care Ltd.	530,521
67,900	LG Uplus Corp.	496,894
500	Orion Corp.	512,863
2,728	POSCO	893,667
4,900	Samsung C&T Corp.	289,443
2,589	Samsung Electronics Co. Ltd.	3,719,875
8,020	Shinhan Financial Group Co. Ltd.	293,512
2,335	SK Telecom Co. Ltd.	332,929
		10,857,427

	Russian Federation - 1.59%
4,590	Eurasia Drilling Co. Ltd.	166,350
86,535	Gazprom OAO - ADR (a) (b)	807,427
18,330	Lukoil OAO	1,217,054
1,990	Magnit OJSC	313,425
26,860	Mobile TeleSystems OJSC - ADR	500,939
428,920	Sberbank of Russia (a)	1,337,116
		4,342,311

	Singapore - 1.05%
56,000	DBS Group Holdings Ltd.	687,485
162,000	Global Logistic Properties Ltd.	374,660
340,000	Singapore Telecommunications Ltd.	925,150
53,581	United Overseas Bank Ltd.	878,945
		2,866,240

	South Africa - 1.84%
9,860	AngloGold Ashanti Ltd.	308,382
34,100	Aspen Pharmacare Holdings Ltd.	682,725
74,700	AVI Ltd.	529,203
21,500	Bidvest Group Ltd.	550,049
51,900	Firstrand Ltd.	190,979
30,500	MTN Group Ltd.	641,986
228,700	Nampak Ltd.	862,012
14,790	Naspers Ltd.	955,298
34,400	Woolworths Holdings Ltd.	289,570
		5,010,204

	Spain - 1.80%
17,500	Amadeus IT Holding SA	442,252
190,635	Banco Bilbao Vizcaya Argentaria SA	1,771,168
30,200	Gas Natural SDG SA	544,429
19,378	Grifols SA - ADR (a) (b)	502,465
223,800	Iberdrola SA	1,249,863
28,381	Telefonica SA	384,254
		4,894,431

	Sweden - 1.87%
19,200	Assa Abloy AB	722,740
11,800	Atlas Copco AB	327,217
40,292	ForeningsSparbank AB	791,551
35,900	H & M Hennes & Mauritz AB	1,244,188
49,400	Sandvik AB	793,945
29,700	Svenska Cellulosa AB	645,756
16,900	Swedish Match AB	567,332
		5,092,729

	Switzerland - 5.73%
14,033	Adecco SA	743,163
21,767	Credit Suisse Group AG	531,254
73,021	Nestle SA	4,764,144
1,434	Partners Group Holding AG	331,512
7,304	Roche Holding AG	1,476,731
4,299	Schindler Holding AG	621,875
225	SGS SA	499,739
1,935	Swisscom AG	838,462
2,242	Syngenta AG	905,737
1,546	The Swatch Group AG	783,983
10,965	Transocean Ltd.	491,601
140,712	UBS AG	2,201,986
5,249	Zurich Financial Services AG	1,406,512
		15,596,699

	Taiwan - 2.05%
23,000	Asustek Computer, Inc.	260,461
32,000	Catcher Technology Co. Ltd.	160,709
321,000	Far EasTone Telecommunications Co. Ltd.	819,634
46,000	Giant Manufacturing Co. Ltd.	264,795
166,500	Hon Hai Precision Industry Co. Ltd.	515,371
65,000	Mediatek, Inc.	727,160
209,000	Novatek Microelectronics Corp.	853,935
45,000	Taiwan Mobile Co.	166,300
546,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,826,267
		5,594,632

	Thailand - 0.93%
149,700	Bangkok Bank PCL	1,006,155
260,900	CP ALL PCL	392,311
142,500	Kasikornbank PCL	905,837
14,100	Siam Cement PCL	215,938
		2,520,241

	Turkey - 0.48%
12,100	Anadolu Efes Biracilik Ve Malt Sanayii AS	174,402
45,011	Aygaz AS	238,839
89,900	Turkiye Halk Bankasi AS	886,203
		1,299,444

	United Kingdom - 14.75%
22,200	Amarin Corp. PLC - ADR (a) (b)	179,598
9,750	Anglo American Plc	307,352
519,656	Barclays Plc	2,257,387
22,633	BG Group Plc	377,516
80,466	BHP Billiton Plc	2,838,330
326,346	BP Plc	2,269,067
49,590	British American Tobacco Plc	2,520,918
202,200	BT Group Plc	771,438
13,500	Bunzl Plc	223,450
22,180	Burberry Group Plc	445,853
26,500	Capita Plc	327,460
258,201	Centrica Plc	1,409,190
26,251	Diageo Plc	764,607
28,700	Experian Plc	462,558
74,633	GlaxoSmithKline Plc	1,624,940
17,116	Hikma Pharmaceuticals Plc	213,370
265,422	HSBC Holdings Plc	2,812,630
23,200	IMI Plc	419,905
23,676	Imperial Tobacco Group PLC	917,960
37,300	Investec Plc	259,670
230,700	ITV Plc	400,213
74,465	J Sainsbury PLC	421,298
22,816	Johnson Matthey Plc	896,279
88,400	Kingfisher Plc	413,058
302,230	Legal & General Group Plc	724,711
1,348,300	Lloyds Banking Group Plc (a)	1,074,459
27,200	Meggitt PLC	170,320
5,200	Next Plc	315,654
12,421	Pearson Plc	242,106
4,100	Randgold Resources	405,604
49,400	Rolls-Royce Holdings Plc (a)	708,567
108,333	Royal Dutch Shell Plc	3,783,055
30,789	SABMiller Plc	1,428,959
64,800	Sage Group Plc	311,593
23,333	Serco Group	204,392
50,800	SSE Plc	1,181,823
36,362	Standard Chartered PLC	941,044
50,042	Tullow Oil Plc	1,043,251
32,740	Unilever Plc	1,272,640
935,478	Vodafone Group Plc	2,354,858
5,761	Whitbread PLC	231,504
43,000	William Hill Plc	245,008
		40,173,595
	Total Common Stocks (Cost $237,393,372)	266,453,053

	INVESTMENT COMPANIES - 1.48%

	India - 1.48%
218,800	PowerShares India Portfolio	4,017,168
	Total Investment Companies (Cost $4,849,178)	4,017,168

	PREFERRED STOCKS - 1.79%

	Brazil - 1.73%
34,700	Banco Bradesco SA	596,044
26,200	Cia de Bebidas das Americas	1,095,090
60,900	Itau Unibanco Holding SA	993,138
65,700	Klabin SA	410,404
50,900	Petroleo Brasileiro SA	485,259
56,100	Vale SA	1,119,808
		4,699,743

	Colombia - 0.06%
2,578	Bancolombia SA	171,643

	United Kingdom - 0.00%
4,104,000	Rolls-Royce Holdings PLC (a)	6,667
	Total Preferred Stocks (Cost $5,443,654)	4,878,053

	REAL ESTATE INVESTMENT TRUSTS - 0.19%

	United Kingdom - 0.19%
55,903	British Land Co. Plc	516,470
	Total Real Estate Investment Trusts (Cost $478,609)	516,470

	SHORT TERM INVESTMENTS - 0.21%

	Money Market Funds - 0.21%
558,979	Federated Prime Obligations Fund Effective Yield, 0.11%	558,979
	Total Short Term Investments (Cost $558,979)	558,979

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.28%

	Money Market Funds - 0.28%
766,174	First American Government Obligations Fund	766,174
	Effective Yield, 0.02%
5,588	Reserve Primary Fund (c)	216
	Total Investments Purchased as Securities Lending Collateral (Cost $770,997)	766,390

	Total Investments (Cost $249,494,789) - 101.73%	277,190,113
	Liabilities in Excess of Other Assets - (1.73)%	(4,702,860)
	TOTAL NET ASSETS - 100.00%	$272,487,253

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	As of December 31, 2012, the Fund has fair valued this security and deemed it illiquid. The value of this security was $216, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$249,494,789
Gross unrealized appreciation	38,514,468
Gross unrealized depreciation	(10,985,494)
Net unrealized appreciation	$27,528,974

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Opportunistic Equity Fund

Schedule of Investments

December 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 100.18%

	Aerospace & Defense - 4.53%
10,580	BE Aerospace, Inc. (a)	$522,652
175,000	Exelis, Inc.	1,972,250
21,970	Hexcel Corp. (a)	592,311
39,180	United Technologies Corp.	3,213,152
		6,300,365

	Airlines - 1.36%
184,645	Southwest Airlines Co.	1,890,765

	Beverages - 0.91%
18,520	PepsiCo, Inc.	1,267,324

	Biotechnology - 1.58%
17,870	Celgene Corp. (a)	1,406,726
6,620	Medivation, Inc. (a)	338,679
10,660	Vertex Pharmaceuticals, Inc. (a)	447,081
		2,192,486

	Capital Markets - 2.32%
10,230	Ameriprise Financial, Inc.	640,705
180,470	The Charles Schwab Corp.	2,591,549
		3,232,254

	Chemicals - 2.11%
10,860	Eastman Chemical Co.	739,023
9,570	Monsanto Co.	905,801
6,230	PPG Industries, Inc.	843,230
5,590	Westlake Chemical Corp. (b)	443,287
		2,931,341

	Commercial Banks - 1.37%
55,805	Wells Fargo & Co.	1,907,415

	Communications Equipment - 2.09%
32,020	Cisco Systems, Inc.	629,193
31,000	Motorola Solutions, Inc.	1,726,080
8,780	Qualcomm, Inc.	544,536
		2,899,809

	Computers & Peripherals - 3.79%
5,175	Apple, Inc.	2,758,430
23,540	EMC Corp. (a)	595,562
10,000	International Business Machines Corp.	1,915,500
		5,269,492

	Containers & Packaging - 1.55%
123,000	Sealed Air Corp.	2,153,730

	Diversified Consumer Services - 1.79%
134,000	H&R Block, Inc.	2,488,380

	Diversified Financial Services - 4.03%
153,000	Bank of America Corp.	1,774,800
49,785	Citigroup, Inc.	1,969,495
7,170	Huron Consulting Group, Inc. (a)	241,557
36,685	JPMorgan Chase & Co.	1,613,039
		5,598,891

	Energy Equipment & Services - 0.85%
19,530	Halliburton Co.	677,496
7,360	National-Oilwell Varco, Inc.	503,056
		1,180,552

	Food & Staples Retailing - 1.53%
4,280	Costco Wholesale Corp.	422,736
40,175	SYSCO Corp.	1,271,940
4,710	Whole Foods Market, Inc.	430,164
		2,124,840

	Food Products - 4.73%
21,290	B&G Foods, Inc.	602,720
85,445	ConAgra Foods, Inc.	2,520,627
31,095	General Mills, Inc.	1,256,549
11,790	Hershey Co.	851,474
11,013	Kraft Foods Group, Inc. (a)	500,761
33,030	Mondelez International, Inc. - Class A	841,274
		6,573,405

	Health Care Equipment & Supplies - 6.07%
28,230	Arthrocare Corp. (a)	976,476
38,470	Baxter International, Inc.	2,564,410
223,020	Boston Scientific Corp. (a)	1,277,905
37,000	CareFusion Corp. (a)(b)	1,057,460
45,490	Medtronic, Inc.	1,866,000
7,580	The Cooper Companies, Inc.	700,998
		8,443,249

	Health Care Providers & Services - 0.91%
23,435	UnitedHealth Group, Inc.	1,271,114

	Hotels, Restaurants & Leisure - 2.22%
26,000	Marriott Vacations Worldwide (a)	1,083,420
14,430	McDonald's Corp.	1,272,870
13,520	Starbucks Corp.	724,943
		3,081,233

	Household Durables - 1.08%
699	NVR, Inc. (a)	643,080
11,550	Stanley Black & Decker, Inc.	854,354
		1,497,434

	Household Products - 2.07%
15,925	Energizer Holdings, Inc.	1,273,682
19,015	Kimberly-Clark Corp.	1,605,436
		2,879,118

	Industrial Conglomerates - 3.77%
13,770	3M Co.	1,278,545
119,000	General Electric Co.	2,497,810
133,000	McDermott International, Inc. (a)	1,465,660
		5,242,015

	Insurance - 9.35%
97,390	American International Group, Inc. (a)	3,437,867
27,460	Assurant, Inc.	952,862
134,320	Assured Guaranty Ltd.	1,911,374
114,270	Hartford Financial Services Group, Inc.	2,564,219
148,000	Old Republic International Corp.	1,576,200
47,850	Prudential Financial, Inc.	2,551,840
		12,994,362

	Internet & Catalog Retail - 0.44%
2,430	Amazon.com, Inc. (a)(b)	610,270

	Internet Software & Services - 0.83%
1,620	Google, Inc. (a)	1,149,179

	IT Services - 3.30%
7,120	Alliance Data Systems Corp. (a)(b)	1,030,691

10,200	Cognizant Technology Solutions Corp. (a)	755,310
26,300	Moneygram International, Inc. (a)	349,527
127,000	SAIC, Inc.	1,437,640
6,730	Visa, Inc.	1,020,134
		4,593,302

	Life Sciences Tools & Services - 0.72%
15,760	Thermo Fisher Scientific, Inc.	1,005,173

	Machinery - 4.18%
14,730	Danaher Corp.	823,407
19,965	Dover Corp.	1,311,900
21,010	Illinois Tool Works, Inc.	1,277,618
18,500	ITT Corp.	434,010
11,245	Parker Hannifin Corp.	956,500
37,000	Xylem, Inc.	1,002,700
		5,806,135

	Media - 0.77%
23,550	Gannett Co., Inc.	424,135
12,920	The Walt Disney Co.	643,287
		1,067,422

	Metals & Mining - 2.73%
46,000	Freeport-McMoRan Copper & Gold, Inc.	1,573,200
48,000	Newmont Mining Corp.	2,229,120
		3,802,320

	Oil & Gas - 12.22%
32,385	Apache Corp.	2,542,223
60,000	BP Plc - ADR	2,498,400
79,000	Chesapeake Energy Corp.	1,312,980
16,420	Cimarex Energy Co.	947,927
13,650	Denbury Resources, Inc. (a)	221,130
60,035	Devon Energy Corp.	3,124,221
13,770	HollyFrontier Corp.	640,993
24,595	Occidental Petroleum Corp.	1,884,223
53,000	QEP Resources, Inc.	1,604,310
27,560	Tesoro Corp.	1,214,018
29,290	Valero Energy Corp.	999,375
		16,989,800

	Paper & Forest Products - 0.44%
15,530	International Paper Co.	618,715

	Pharmaceuticals - 5.40%
24,720	Abbott Laboratories	1,619,160
22,835	Johnson & Johnson	1,600,733
49,370	Merck & Co., Inc.	2,021,208
63,800	Pfizer, Inc.	1,600,104
7,820	Watson Pharmaceuticals, Inc. (a)	672,520
		7,513,725

	Real Estate - 1.32%
37,120	CBRE Group, Inc. (a)	738,688
15,000	Howard Hughes Corp. (a)	1,095,300
		1,833,988

	Road & Rail - 0.68%
6,920	J.B. Hunt Transport Services, Inc.	413,193
10,070	Landstar Systems, Inc.	528,272
		941,465

	Semiconductor & Semiconductor Equipment - 0.31%
14,880	Maxim Integrated Products, Inc.	437,472

	Software - 4.06%
7,910	Citrix Systems, Inc. (a)	520,083
70,665	Microsoft Corp.	1,888,875
12,150	NICE Systems Ltd. - ADR (a)	406,782
28,100	Nuance Communications, Inc. (a)	627,192

25,800	Oracle Corp.	859,656
13,400	Red Hat, Inc. (a)	709,664
3,760	Salesforce.com, Inc. (a)	632,056
		5,644,308

	Specialty Retail - 1.90%
10,490	Home Depot, Inc.	648,806
8,790	Signet Jewelers Limited	469,386
15,320	The TJX Companies, Inc.	650,334
19,880	Williams Sonoma, Inc.	870,148
		2,638,674

	Thrifts & Mortgage Finance - 0.28%
149,000	MGIC Investment Corp. (a)(b)	396,340

	Trading Companies & Distributors - 0.59%
12,270	Wesco International, Inc. (a)(b)	827,366
	Total Common Stocks (Cost $129,596,396)	139,295,228

	REAL ESTATE INVESTMENT TRUSTS - 1.20%

	Real Estate Investment Trusts - 1.20%
55,000	Getty Realty Corp. (b)	993,300
81,975	iStar Financial, Inc. (a)	668,096
	Total Real Estate Investment Trusts (Cost $1,352,678)	1,661,396

	SHORT TERM INVESTMENTS - 1.77%

	Money Market Funds - 1.77%
2,465,339	Federated Prime Obligations Fund Effective Yield, 0.11%	2,465,339
	Total Short Term Investments (Cost $2,465,339)	2,465,339

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.71%

	Money Market Funds - 1.71%
2,383,729	First American Government Obligations Fund Effective Yield, 0.02%	2,383,729
	Total Investments Purchased as Securities Lending Collateral (Cost $2,383,729)	2,383,729

	Total Investments (Cost $135,798,142) - 104.86%	145,805,692
	Liabilities in Excess of Other Assets - (4.86)%	(6,760,712)
	TOTAL NET ASSETS - 100.00%	$139,044,980

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$135,798,142

Gross unrealized appreciation	16,183,064

Gross unrealized depreciation	(6,175,514)

Net unrealized appreciation	$10,007,550

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

GuideMarkSM Core Fixed Income Fund

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 2.76%
204,396	Accredited Mortgage Loan Trust Series 2005-3, 0.440%, 09/25/2035 (d)	$200,724
535,000	Ally Master Owner Trust Series 2012-5, 1.540%, 09/15/2019	537,573
495,000	American Credit Acceptance Receivables Trust Series 2012-3, 1.640%, 11/15/2016 (Acquired 11/27/2012, Cost $494,982) (b)	495,245
315,000	AmeriCredit Automobile Receivables Trust Series 2012-5, 1.120%, 11/08/2017	315,000
274,623	ARI Fleet Lease Trust Series 2012-B, 0.506%, 01/15/2021 (Acquired 10/16/2012, Cost $274,623) (b)(d)	274,779
615,619	Brazos Higher Education Authority Series 2005-3, 0.420%, 09/25/2023 (d)	614,322
	CNH Equipment Trust
290,080	Series 2010-C, 1.170%, 05/15/2015	291,117
740,000	Series 2011-A, 2.040%, 10/17/2016	760,618
1,185,000	Series 2012-A, 0.940%, 05/15/2017 (d)	1,194,140
70,560	Conseco Finance Securitizations Corp. Series 2000-4, 8.310%, 05/01/2032	54,469
63,554	Countrywide Asset-Backed Certificates Series 2005-4, 4.456%, 10/25/2035 (d)	63,856
	CPS Auto Trust
156,547	Series 2012-C, 1.820%, 12/16/2019 (Acquired 09/11/2012, Cost $156,541) (b)	156,667
250,000	Series 2012-D, 1.480%, 03/16/2020 (Acquired 12/07/2012, Cost $249,970) (b)	250,033
356,000	Credit Acceptance Auto Loan Trust Series 2012-2, 1.520%, 03/16/2020 (Acquired 09/11/2012, Cost $355,938) (b)	356,311
221,647	Education Funding Capital Trust I Series 2004-1, 0.468%, 12/15/2022 (d)	220,136
215,000	Enterprise Fleet Financing LLC Series 2012-1, 1.410%, 11/20/2017 (Acquired 11/02/2012, Cost $217,080) (b)	216,964
100,000	GCO Education Loan Funding Trust Series 2006-1, 0.542%, 05/25/2036 (d)	87,190
569,580	Morgan Stanley Series 2003-N, 1.224%, 10/25/2033 (d)	511,641
1,440,000	Nissan Auto Lease Trust Series 2012-B, 0.580%, 11/16/2015	1,441,093
94,252	Northstar Education Finance, Inc. Series 2005-1, 0.401%, 10/28/2026 (d)	94,159
706,978	Panhandle-Plains Higher Education Authority, Inc. Series 2010-2, 1.438%, 10/01/2035 (d)	717,687
143,248	Residential Asset Mortgage Products, Inc. Series 2004-R, 0.684%, 03/25/2034 (d)	119,359
295,000	Santander Consumer Acquired Receivables Trust Series 2011-WO, 1.740%, 01/15/2015 (Acquired 11/20/2012, Cost $296,403) (b)	296,449
290,000	Santander Drive Auto Receivables Trust Series 2012-5, 1.560%, 08/15/2018	291,424
158,996	U.S. Education Loan Trust, LLC Series 2006-1, 0.441%, 03/01/2025 (Acquired 08/06/2010, Cost $155,419) (b)(d)	157,899
1,310,000	Volkswagen Auto Lease Trust Series 2012-A, 0.870%, 07/20/2015	1,317,677
155,000	Westlake Automobile Receivables Trust Series 2012-1, 1.030%, 03/15/2016 (Acquired 09/19/2012, Cost $154,999) (b)	155,164
	Total Asset Backed Securities (Cost $11,174,281)	11,191,696

	COLLATERALIZED MORTGAGE OBLIGATIONS - 4.95%
	Bank of America Commercial Mortgage Trust
610,000	Series 2007-4, 5.739%, 02/10/2051 (d)	722,858
110,000	Series 2007-5, 5.620%, 02/10/2051	116,125
490,000	BB-UBS Trust Series 2012-SHOW, 3.430%, 11/07/2036 (Acquired 12/05/2012 through 12/06/2012, Cost $513,031) (b)	507,023
	Bear Stearns Commercial Mortgage Securities
3,250,000	Series 2006-PW13, 5.540%, 09/11/2041	3,741,632
1,583,421	Series 2004-PWR5, 4.831%, 07/11/2042	1,610,773
265,000	CD Commercial Mortgage Trust Series 2007-CD4, 5.322%, 12/11/2049	305,109
181,181	Chase Mortgage Financial Trust Series 2007-A1, 3.003%, 02/25/2037 (d)	183,862
295,000	COBALT CMBS Commercial Mortgage Trust Series 2006-C1, 5.223%, 08/15/2048	335,693
560,000	COMM Mortgage Trust Series 2010-C1, 4.205%, 07/12/2046 (Acquired 08/14/2012 through 08/17/2012, Cost $617,995) (b)	641,520
90,000	Commercial Mortgage Pass-Through Certificate Series 2012-CR5, 2.771%, 12/12/2045 (d)	92,489
	Countrywide Home Loans, Inc.
33,035	Series 2004-HYB6, 2.932%, 11/20/2034 (d)	30,200
247,519	Series 2005-11, 0.504%, 03/25/2035 (d)	191,562
460,000	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, 5.014%, 02/15/2038	496,174
135,000	Deutshe Bank-UBS Mortgage Trust Series 2011-LC1, 5.002%, 11/13/2046 (Acquired 02/08/2011, Cost $160,683) (b)	161,857
400,000	Four Times Square Trust Series 2006-4TS, 5.401%, 12/13/2028 (Acquired 03/22/2011 through 03/24/2011, Cost $472,247) (b)	483,313
	GS Mortgage Securities Corp.
310,000	Series 2012-ALOH, 3.551%, 04/12/2034 (Acquired 08/15/2012, Cost $324,789) (b)	336,983
360,845	Series 2005-GG4, 4.680%, 07/10/2039	364,514
685,000	Series 2012-GCJ7, 3.377%, 06/12/2045	745,909
	GS Mortgage Securities Corp. II
415,000	Series 2012-BWTR, 2.954%, 11/07/2034 (Acquired 12/11/2012, Cost $425,337) (b)	424,335
445,000	Series 2005-GG4, 4.751%, 07/10/2039	480,697
400,440	IndyMac Mortgage Loan Trust Series 2005-16IP, 0.524%, 07/25/2045 (d)	319,346
	JPMorgan Commercial Mortgage Securities Corp.
415,000	Series 2005-LDP2, 4.738%, 07/15/2042	452,119
345,000	Series 2012-LC9, 2.840%, 12/17/2047	354,814
	Lehman Brothers-UBS Commercial Mortgage Trust
282,968	Series 2005-C3, 4.664%, 07/15/2030	289,135
625,000	Series 2007-C1, 5.424%, 02/15/2040	727,599
635,000	Series 2007-C2, 5.430%, 02/15/2040	733,075
550,000	Series 2008-C1, 6.158%, 04/15/2041 (d)	672,216
285,000	Merrill Lynch Mortgage Trust Series 2008-C1, 5.690%, 02/12/2051	338,481
	Morgan Stanley Capital I Trust
470,000	Series 2007-T27, 5.652%, 06/11/2042 (d)	558,244
600,000	Series 2008-T29, 6.275%, 01/11/2043 (d)	737,806
615,000	OBP Depositor LLC Trust Series 2010-OBP, 4.646%, 07/15/2045 (Acquired 06/25/2010, Cost $712,513) (b)	725,406
512,132	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, 5.553%, 08/15/2039 (d)	541,928
	Wells Fargo-RBS Commercial Mortgage Trust
600,000	Series 2011-C2, 4.869%, 02/15/2044 (Acquired 02/17/2011, Cost $688,080) (b)(d)	714,537
375,000	Series 2011-C3, 4.375%, 03/17/2044 (Acquired 05/27/2011, Cost $429,377) (b)	433,871
250,000	Series 2011-C4, 4.902%, 06/15/2044 (Acquired 12/18/2012, Cost $295,133) (b)(d)	297,920
215,000	Series 2012-C10, 2.875%, 12/15/2045	223,448
	Total Collateralized Mortgage Obligations (Cost $19,589,184)	20,092,573

	CORPORATE OBLIGATIONS - 40.25%
	Aerospace & Defense - 0.64%
	Precision Castparts Corp.
540,000	0.700%, 12/20/2015	540,854
205,000	1.250%, 01/15/2018	205,588
150,000	2.500%, 01/15/2023	151,288
	United Technologies Corp.
730,000	1.200%, 06/01/2015	740,891
945,000	1.800%, 06/01/2017	973,775
		2,612,396

	Agricultural Products - 0.30%
250,000	Cargill, Inc. 4.100%, 11/01/2042 (Acquired 10/24/2012, Cost $249,527) (b)	245,799
755,000	Lorillard Tobacco Co. 8.125%, 06/23/2019	964,665
		1,210,464

	Air Freight & Logistics - 0.09%
345,000	United Parcel Service, Inc. 1.125%, 10/01/2017	346,018

	Auto Components - 0.18%
740,000	Johnson Controls, Inc. 1.750%, 03/01/2014	750,210

	Banks - 3.46%
1,115,000	Bank Of Nova Scotia 0.750%, 10/09/2015	1,109,649
400,000	Barclays Bank Plc 5.140%, 10/14/2020	418,466
500,000	BNP Paribas SA 2.375%, 09/14/2017	507,736
955,000	Canadian Imperial Bank of Commerce 2.350%, 12/11/2015	1,002,868
250,000	Capital One Financial Corp. 8.800%, 07/15/2019	338,970
745,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125%, 10/13/2015	769,436
760,000	Glitnir Bank 6.693%, 06/15/2016 (Acquired 06/14/2006, Cost $758,848) (c)(d)(e)	13,300
	HSBC Holdings Plc
400,000	4.000%, 03/30/2022	438,799
250,000	6.800%, 06/01/2038	320,802
250,000	Kaupthing Bank Hf 7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (c)(d)(e)	4,375
325,000	KeyCorp 5.100%, 03/24/2021	379,276
270,000	PNC Bank NA 2.700%, 11/01/2022	270,666
75,000	PNC Financial Services Group, Inc. 2.854%, 11/09/2022	75,598
	PNC Funding Corp.
810,000	4.250%, 09/21/2015	883,430
735,000	3.300%, 03/08/2022	776,373
	Royal Bank of Canada
615,000	1.150%, 03/13/2015	622,011
1,990,000	0.625%, 12/05/2016	1,986,338
	Royal Bank of Scotland Group Plc
115,000	5.000%, 11/12/2013	118,156
625,000	4.875%, 08/25/2014 (Acquired 08/18/2009 through 08/19/2009, Cost $622,701) (b)	659,362
230,000	2.550%, 09/18/2015	235,538
1,040,000	SunTrust Banks, Inc. 3.500%, 01/20/2017	1,117,939
	U.S. Bancorp
990,000	1.650%, 05/15/2017	1,009,754
300,000	4.125%, 05/24/2021	340,800
300,000	Wachovia Bank NA 6.600%, 01/15/2038	413,238
205,000	Wells Fargo & Co. 1.500%, 01/16/2018	205,585
		14,018,465

	Beverages - 0.80%
1,005,000	Diageo Capital Plc 1.500%, 05/11/2017	1,020,284
	Heineken NV
170,000	1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $169,439) (b)	169,680
90,000	2.750%, 04/01/2023 (Acquired 10/02/2012, Cost $89,830) (b)	88,566
215,000	Molson Coors Brewing Co. 3.500%, 05/01/2022	227,437
930,000	PepsiCo, Inc. 2.500%, 05/10/2016	980,263
740,000	The Coca-Cola Co. 0.750%, 11/15/2013	742,816
		3,229,046

	Biotechnology - 0.44%
450,000	Amgen, Inc. 4.950%, 10/01/2041	498,049
415,000	Genzyme Corp. 5.000%, 06/15/2020	489,722
780,000	Gilead Sciences, Inc. 2.400%, 12/01/2014	804,735
		1,792,506

	Capital Markets - 3.55%
1,860,000	Bear Stearns Companies, Inc. 7.250%, 02/01/2018	2,333,217
	Goldman Sachs Group, Inc.
400,000	5.625%, 01/15/2017	439,269
1,125,000	5.950%, 01/18/2018	1,310,605
85,000	6.150%, 04/01/2018	99,969
95,000	7.500%, 02/15/2019	119,686
125,000	5.750%, 01/24/2022	148,044
475,000	6.750%, 10/01/2037	540,046
	Merrill Lynch & Co., Inc.
2,145,000	6.400%, 08/28/2017	2,521,574
650,000	6.500%, 07/15/2018	758,659
625,000	6.110%, 01/29/2037	684,447
	Morgan Stanley
600,000	5.950%, 12/28/2017	680,184
300,000	5.625%, 09/23/2019	339,775
185,000	4.875%, 11/01/2022	191,922
100,000	6.375%, 07/24/2042	117,654
1,505,000	State Street Corp. 2.875%, 03/07/2016	1,597,853
1,310,000	The Bank of New York Mellon Corp. 2.300%, 07/28/2016	1,370,459
955,000	Wachovia Corp. 5.750%, 02/01/2018	1,145,418
		14,398,781

	Chemicals - 0.26%
	Dow Chemical Co.
294,000	7.600%, 05/15/2014	321,090
670,000	4.250%, 11/15/2020	747,366
		1,068,456

	Commercial Services & Supplies - 0.17%
650,000	International Lease Finance Corp. 5.750%, 05/15/2016	688,408

	Communications - 0.15%
595,000	Rogers Cable, Inc. 5.500%, 03/15/2014	629,610

	Computers & Peripherals - 0.06%
250,000	Hewlett Packard Co. 3.000%, 09/15/2016	251,818

	Consumer Finance - 1.94%
877,000	American Express Co. 4.050%, 12/03/2042 (Acquired 06/03/2010, Cost $842,510) (b)(d)	884,755
2,430,000	American Express Credit Corp. 1.750%, 06/12/2015	2,482,376
670,000	Capital One Financial Corp. 2.125%, 07/15/2014	682,305
	Caterpillar Financial Services Corp.
705,000	1.100%, 05/29/2015	711,275
960,000	1.625%, 06/01/2017 (a)	979,097
350,000	John Deere Capital Corp. 0.950%, 06/29/2015	352,157
430,000	SLM Corp. 5.000%, 10/01/2013	442,363
200,000	Total Capital International SA 2.875%, 02/17/2022	209,184
1,100,000	Toyota Motor Credit Corp. 2.050%, 01/12/2017	1,138,785
		7,882,297

	Diversified Financial Services - 3.62%
	Bank of America Corp.
200,000	3.875%, 03/22/2017	217,116
175,000	5.875%, 01/05/2021	209,868
75,000	5.000%, 05/13/2021	85,773
430,000	5.700%, 01/24/2022	518,038
700,000	7.625%, 06/01/2019	896,883
	Citigroup, Inc.
450,000	5.000%, 09/15/2014	473,634
560,000	6.010%, 01/15/2015	612,217
550,000	4.450%, 01/10/2017	609,855
910,000	8.500%, 05/22/2019	1,225,211
150,000	6.875%, 03/05/2038	198,140
	Ford Motor Credit Co. LLC
325,000	2.750%, 05/15/2015	331,875
200,000	3.984%, 06/15/2016	212,537
	General Electric Capital Corp.
1,245,000	6.000%, 08/07/2019	1,516,739
350,000	4.375%, 09/16/2020	391,262
370,000	5.300%, 02/11/2021	430,211
355,000	4.650%, 10/17/2021	405,810
250,000	6.750%, 03/15/2032	325,644
1,065,000	5.875%, 01/14/2038	1,289,210
450,000	Hutchison Whampoa International Ltd. 3.500%, 01/13/2017 (Acquired 01/10/2012, Cost $473,505) (b)	478,627
	JPMorgan Chase & Co.
1,140,000	3.450%, 03/01/2016	1,211,602
415,000	4.250%, 10/15/2020	462,305
600,000	4.500%, 01/24/2022	680,023
135,000	3.250%, 09/23/2022	139,310
	National Rural Utilities Cooperative Finance Corp.
735,000	1.125%, 11/01/2013	739,441
600,000	5.450%, 04/10/2017	703,592
300,000	NCUA Guaranteed Notes Series 2011-M1, 3.000%, 06/12/2019	330,861
		14,695,784

	Diversified Manufacturing - 0.59%
	Cooper U.S., Inc.
725,000	2.375%, 01/15/2016	750,497
675,000	3.875%, 12/15/2020	732,857

	Tyco Electronics Group SA
440,000	1.600%, 02/03/2015	446,744
405,000	6.550%, 10/01/2017	486,147
		2,416,245

	Diversified Telecommunication Services - 1.62%
	AT&T, Inc.
1,090,000	0.800%, 12/01/2015	1,090,751
695,000	5.350%, 09/01/2040	812,477
470,000	France Telecom SA 4.375%, 07/08/2014	494,824
	Verizon Communications, Inc.
800,000	1.950%, 03/28/2014	814,713
795,000	3.500%, 11/01/2021	871,407
420,000	2.450%, 11/01/2022	421,054
150,000	6.400%, 02/15/2038	203,805
1,355,000	Verizon Wireless Capital LLC 8.500%, 11/15/2018	1,866,354
		6,575,385

	Electric Utilities - 1.03%
100,000	American Electric Power Co., Inc. 1.650%, 12/15/2017	100,469
695,000	Columbus Southern Power Co. 5.500%, 03/01/2013	699,230
360,000	Georgia Power Co. 4.300%, 03/15/2042	379,191
375,000	Nevada Power Co. 5.875%, 01/15/2015	413,098
875,000	PSI Energy, Inc. 6.050%, 06/15/2016	1,007,057
	Union Electric Co.
570,000	6.700%, 02/01/2019	719,942
350,000	3.900%, 09/15/2042	356,245
470,000	Westar Energy, Inc. 6.000%, 07/01/2014	503,490
		4,178,722

	Energy Equipment & Services - 0.39%
275,000	Cameron International Corp. 6.375%, 07/15/2018	333,053
605,000	Halliburton Co. 3.250%, 11/15/2021	649,155
480,000	Pride International, Inc. 6.875%, 08/15/2020	607,997
		1,590,205

	Engineering Construction - 0.12%
495,000	ABB Finance USA, Inc. 2.875%, 05/08/2022	507,838

	Food & Staples Retailing - 0.40%
	CVS Caremark Corp.
200,000	4.750%, 05/18/2020	235,121
300,000	6.250%, 06/01/2027	397,127
355,000	Walgreen Co. 3.100%, 09/15/2022	358,825
450,000	Wal-Mart Stores, Inc. 6.500%, 08/15/2037	635,037
		1,626,110

	Food Products - 0.27%
110,000	Conagra Foods, Inc. 1.350%, 09/10/2015	110,069
	Kraft Foods Group, Inc.

380,000	1.625%, 06/04/2015 (Acquired 08/01/2012, Cost $379,016) (b)	386,982
75,000	2.250%, 06/05/2017 (Acquired 05/30/2012, Cost $74,863) (b)	77,655
375,000	Mondelez International, Inc. 6.500%, 02/09/2040 (a)	505,602
		1,080,308

	Health Care Equipment & Supplies - 1.11%
495,000	Baxter International, Inc. 1.850%, 01/15/2017	510,578
725,000	Becton Dickinson & Co. 3.250%, 11/12/2020	779,594
630,000	Covidien International Finance SA 2.800%, 06/15/2015	659,315
1,575,000	Medtronic, Inc. 3.000%, 03/15/2015	1,655,851
865,000	St. Jude Medical, Inc. 2.500%, 01/15/2016	897,320
		4,502,658

	Health Care Providers & Services - 1.46%
	Aetna, Inc.
85,000	1.500%, 11/15/2017	85,270
105,000	2.750%, 11/15/2022	104,359
	Cigna Corp.
175,000	2.750%, 11/15/2016	184,259
175,000	4.000%, 02/15/2022	191,662
	Express Scripts, Inc.
810,000	6.250%, 06/15/2014	872,577
325,000	3.125%, 05/15/2016	342,920
615,000	Humana, Inc. 3.150%, 12/01/2022	612,867
250,000	McKesson Corp. 4.750%, 03/01/2021	290,865
	UnitedHealth Group, Inc.
735,000	5.375%, 03/15/2016	834,989
360,000	3.950%, 10/15/2042	360,048
	WellPoint, Inc.
125,000	1.250%, 09/10/2015	126,072
1,175,000	4.350%, 08/15/2020	1,299,030
425,000	3.125%, 05/15/2022	430,308
150,000	5.850%, 01/15/2036	177,673
		5,912,899

	Independent Power Producers & Energy Traders - 0.32%
	Exelon Generation Co., LLC
540,000	5.200%, 10/01/2019	613,049
605,000	6.250%, 10/01/2039	705,984
		1,319,033

	Industrial Conglomerates - 0.28%
930,000	Koninklijke Philips Electronics NV 5.750%, 03/11/2018	1,121,779

	Insurance - 0.81%
	American International Group, Inc.
100,000	8.250%, 08/15/2018	131,698
30,000	4.875%, 06/01/2022	34,315
540,000	CNA Financial Corp. 7.350%, 11/15/2019	678,238
615,000	Liberty Mutual Group, Inc. 5.000%, 06/01/2021 (Acquired 05/18/2011, Cost $622,456) (b)	662,134
500,000	New York Life Global Funding 3.000%, 05/04/2015 (Acquired 03/19/2012, Cost $519,853) (b)	525,691
65,000	Principal Financial Group, Inc. 1.850%, 11/15/2017	65,420

375,000	Prudential Financial, Inc. 4.500%, 11/15/2020	419,411
65,000	Swiss RE Treasury US Corp. 2.875%, 12/06/2022 (Acquired 11/29/2012, Cost $64,737) (b)	65,189
605,000	Willis North America, Inc. 6.200%, 03/28/2017	689,427
		3,271,523

	Internet Software & Services - 0.17%
700,000	eBay, Inc. 1.350%, 07/15/2017	708,930

	Life Sciences Tools & Services - 0.04%
150,000	Life Technologies Corp. 6.000%, 03/01/2020	178,043

	Machinery - 0.15%

530,000	Eaton Corp. 5.600%, 05/15/2018	627,777

	Media - 2.36%
	CBS Corp.
525,000	3.375%, 03/01/2022	546,933
100,000	4.850%, 07/01/2042	104,490
	Comcast Corp.
1,345,000	5.875%, 02/15/2018	1,622,627
250,000	6.400%, 05/15/2038	320,548
150,000	COX Communications, Inc. 3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $149,769) (b)	155,017
	DIRECTV Holdings, LLC
815,000	2.400%, 03/15/2017	835,651
475,000	3.800%, 03/15/2022	490,986
375,000	6.350%, 03/15/2040	432,005
400,000	NBCUniversal Media LLC 5.150%, 04/30/2020	474,921
	News America, Inc.
275,000	4.500%, 02/15/2021	314,715
250,000	6.150%, 02/15/2041	317,830
	Time Warner, Inc.
1,105,000	6.750%, 07/01/2018	1,381,983
400,000	4.700%, 01/15/2021	456,153
750,000	4.125%, 02/15/2021	822,770
225,000	3.400%, 06/15/2022	235,167
225,000	7.625%, 04/15/2031	310,617
200,000	4.500%, 09/15/2042	195,838
250,000	Viacom, Inc. 5.625%, 09/15/2019	299,256
225,000	WPP Finance UK 8.000%, 09/15/2014	248,915
		9,566,422

	Metals & Mining - 0.55%
495,000	BHP Billiton Finance USA Ltd. 1.625%, 02/24/2017	506,686
735,000	Rio Tinto Finance USA Ltd. 2.500%, 05/20/2016	767,912
435,000	Teck Resources Ltd. 6.000%, 08/15/2040	494,108
	Xstrata Finance Canada Ltd.
325,000	2.450%, 10/25/2017 (Acquired 10/18/2012, Cost $324,454) (b)	328,522
135,000	4.000%, 10/25/2022 (Acquired 10/18/2012, Cost $134,659) (b)	136,735
		2,233,963

	Multi-Utilities - 0.73%
650,000	Dominion Resources, Inc. 1.400%, 09/15/2017	650,851
580,000	Sempra Energy 6.500%, 06/01/2016	680,495
1,380,000	Xcel Energy, Inc. 5.613%, 04/01/2017	1,616,185
		2,947,531

	Office Electronics - 0.20%
780,000	Xerox Corp. 4.250%, 02/15/2015	820,734

	Oil & Gas - 4.52%
150,000	Anadarko Petroleum Corp. 8.700%, 03/15/2019	202,676
375,000	Apache Corp. 3.625%, 02/01/2021	409,380
	BP Capital Markets Plc
350,000	3.200%, 03/11/2016	373,637
1,235,000	4.500%, 10/01/2020	1,425,655
1,120,000	2.500%, 11/06/2022	1,112,140
945,000	Canadian Natural Resources Ltd. 3.450%, 11/15/2021	1,010,466
885,000	Chevron Corp. 2.355%, 12/05/2022	888,362
	Energy Transfer Partners LP
943,000	8.500%, 04/15/2014	1,025,718
570,000	9.000%, 04/15/2019	752,546
225,000	5.200%, 02/01/2022	257,122
	Husky Energy, Inc.
465,000	5.900%, 06/15/2014	498,584
810,000	3.950%, 04/15/2022	871,852
475,000	Kinder Morgan Energy Partners LP 3.450%, 02/15/2023	490,224
800,000	Marathon Oil Corp. 6.000%, 10/01/2017	962,579
	Nexen, Inc.
150,000	5.875%, 03/10/2035	186,047
150,000	7.500%, 07/30/2039	217,854
780,000	ONEOK Partners LP 6.125%, 02/01/2041	938,570
	Petrobras International Finance Co.
305,000	3.500%, 02/06/2017	320,630
675,000	5.375%, 01/27/2021	763,304
250,000	6.875%, 01/20/2040	320,091
375,000	Petroleos Mexicanos 8.000%, 05/03/2019	492,187
	Phillips 66
425,000	1.950%, 03/05/2015 (Acquired 03/07/2012, Cost $424,805) (b)	433,874
845,000	4.300%, 04/01/2022 (Acquired 03/07/2012, Cost $842,997) (b)	946,042
300,000	Schlumberger Investment SA 3.300%, 09/14/2021 (Acquired 09/07/2011, Cost $300,294) (b)	320,077
1,915,000	Shell International Finance BV 0.625%, 12/04/2015	1,923,261
405,000	Spectra Energy Partners LP 4.600%, 06/15/2021	435,161
295,000	Valero Energy Corp. 9.375%, 03/15/2019	406,274
370,000	Williams Cos., Inc. 3.700%, 01/15/2023	373,981
		18,358,294

	Pharmaceuticals - 1.90%
	AbbVie, Inc.
705,000	1.200%, 11/06/2015 (Acquired 11/05/2012, Cost $704,528) (b)	710,205
600,000	1.750%, 11/06/2017 (Acquired 11/05/2012 through 11/08/2012, Cost $600,509) (b)	607,229
335,000	2.000%, 11/06/2018 (Acquired 11/05/2012, Cost $333,234) (b)	339,796
550,000	2.900%, 11/06/2022 (Acquired 11/05/2012, Cost $546,458) (b)	561,305
125,000	Aristotle Holdings, Inc. 3.500%, 11/15/2016	133,767
1,640,000	GlaxoSmithKline Capital PLC 1.500%, 05/08/2017	1,665,594
1,210,000	Novartis Capital Corp. 2.900%, 04/24/2015	1,272,735
	Sanofi-Aventis SA
560,000	1.625%, 03/28/2014	568,074
780,000	4.000%, 03/29/2021	890,653
920,000	Teva Pharmaceutical Finance 3.000%, 06/15/2015	967,832
		7,717,190

	Pipelines - 1.29%
490,000	Duke Energy, Inc. 5.668%, 08/15/2014	525,959
	Enterprise Products Operating LLC
815,000	5.650%, 04/01/2013	824,139
680,000	6.125%, 10/15/2039	824,451
86,000	4.450%, 02/15/2043	87,435
760,000	Spectra Energy Capital LLC 5.650%, 03/01/2020	905,013
	TransCanada Pipelines Ltd.
660,000	7.625%, 01/15/2039	996,321
300,000	6.350%, 05/15/2067 (d)	321,872
	Transocean, Inc.
155,000	2.500%, 10/15/2017	156,807
500,000	6.500%, 11/15/2020	606,522
		5,248,519

	Real Estate - 1.78%
405,000	Developers Diversified Realty Corp. 7.500%, 04/01/2017	486,243
250,000	Duke Realty LP 4.375%, 06/15/2022	262,644
250,000	ERP Operating LP 4.625%, 12/15/2021	282,114
	HCP, Inc.
250,000	2.625%, 02/01/2020	249,424
955,000	5.375%, 02/01/2021	1,089,323
	Health Care Property Investments, Inc.
125,000	6.300%, 09/15/2016	144,358
200,000	6.000%, 01/30/2017	229,961
	Health Care REIT, Inc.
385,000	3.625%, 03/15/2016	406,857
245,000	2.250%, 03/15/2018	245,093
90,000	4.125%, 04/01/2019	96,949
675,000	5.250%, 01/15/2022	753,013
250,000	Kilroy Realty Corp.
	5.000%, 11/03/2015	273,441
	Liberty Property LP
325,000	5.500%, 12/15/2016	369,437
25,000	4.125%, 06/15/2022	26,327
25,000	3.375%, 06/15/2023	24,791

161,000	Realty Income Corp. 3.250%, 10/15/2022	157,932
400,000	Simon Property Group LP 4.125%, 12/01/2021	445,060
1,105,000	Simon Property Group, Inc. 6.125%, 05/30/2018	1,347,604
335,000	Ventas Realty LP 2.000%, 02/15/2018	335,616
		7,226,187

	Road & Rail - 0.28%
565,000	Burlington Northern Santa Fe LLC 7.950%, 08/15/2030	796,119
309,000	Canadian Pacific Railway Ltd. 4.500%, 01/15/2022	343,858
		1,139,977

	Semiconductor & Semiconductor Equipment - 0.78%
340,000	Altera Corp. 1.750%, 05/15/2017	347,770
725,000	Analog Devices, Inc. 3.000%, 04/15/2016	769,511
780,000	Applied Materials, Inc. 2.650%, 06/15/2016	821,061
	Intel Corp.
725,000	1.350%, 12/15/2017	725,655
470,000	3.300%, 10/01/2021	499,320
		3,163,317

	Software - 0.23%
925,000	Oracle Corp. 1.200%, 10/15/2017	928,822

	Specialty Retail - 0.21%
475,000	Autozone, Inc. 4.000%, 11/15/2020	515,997
250,000	Home Depot, Inc. 5.875%, 12/16/2036	329,727
		845,724

	Thrifts & Mortgage Finance - 0.02%
60,000	Santander Holdings USA, Inc. 4.625%, 04/19/2016	62,777

	Tobacco - 0.59%
	Altria Group, Inc.
306,000	9.700%, 11/10/2018	428,889
81,000	9.250%, 08/06/2019	112,831
1,200,000	2.850%, 08/09/2022	1,189,911
300,000	Philip Morris International, Inc. 6.375%, 05/16/2038	409,986
	Reynolds American, Inc.
155,000	1.050%, 10/30/2015	155,060
90,000	3.250%, 11/01/2022	90,594
		2,387,271

	Trucking - 0.10%
400,000	Penske Truck Leasing Co., L.P. 3.125%, 05/11/2015 (Acquired 05/08/2012, Cost $399,955) (b)	408,367

	Wireless Telecommunication Services - 0.29%
1,165,000	Vodafone Group Plc 1.625%, 03/20/2017	1,183,304
	Total Corporate Obligations (Cost $155,875,482)	163,430,113

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.13%
250,000	Republic of Colombia 4.375%, 07/12/2021	288,500
196,000	The Federal Government of Mexico 4.750%, 03/08/2044	221,970
	Total Foreign Government Debt Obligations (Cost $393,607)	510,470

	MORTGAGE BACKED SECURITIES - 28.63%
	Federal Home Loan Mortgage Corp.
795,683	Series 2590, 5.000%, 03/15/2018	852,598
800,000	Series K-703, 2.699%, 05/25/2018 (d)	862,068
10,517	Pool #E9-9763 4.500%, 09/01/2018	11,469
10,464	Pool #E9-9764 4.500%, 09/01/2018	11,412
600,000	Series K-705, 2.303%, 09/25/2018 (d)	634,024
900,000	Series K-706, 2.323%, 10/25/2018	953,362
600,000	Series K-709, 2.086%, 03/25/2019	625,926
194,764	Pool #D9-6291 4.500%, 09/01/2023	213,047
581,808	Pool #G1-3624 5.000%, 08/01/2024	624,046
559,559	Series 2329, 6.500%, 06/15/2031	642,181
296,260	Series 2338, 6.500%, 07/15/2031	341,866
508,601	Pool #78-0447 2.375%, 04/01/2033 (d)	541,199
480	Pool #A4-3129 5.500%, 02/01/2036	531
3,236,313	Pool #A8-9148 4.000%, 10/01/2039	3,456,971
1,394,425	Pool #C0-3815 3.500%, 03/01/2042	1,496,613
1,944,431	Pool #C0-3830 4.000%, 03/01/2042	2,079,437
987,877	Pool #U9-0688 4.000%, 05/01/2042	1,097,217
356,770	Pool #Q0-9530 3.500%, 07/01/2042	380,574
2,237,138	Pool #Q0-9949 3.000%, 08/01/2042	2,341,760
	Federal National Mortgage Association
489,417	Pool #467626 3.740%, 05/01/2018	554,961
3,414	Pool #685505 5.000%, 05/01/2018	3,760
3,310	Pool #705709 5.000%, 05/01/2018	3,561
1,143,452	Pool #AD3775 4.500%, 03/01/2025	1,247,065
2,449,904	Pool #AH6301 4.000%, 05/01/2026	2,625,659
352,181	Pool #544859 2.767%, 08/01/2029 (d)	372,166
412,366	Pool #786848 7.000%, 10/01/2031	493,131
18,813	Pool #727181 5.000%, 08/01/2033	20,635
8,075	Pool #730727 5.000%, 08/01/2033	8,965
2,195	Pool #741862 5.500%, 09/01/2033	2,428
3,084	Pool #766197 5.500%, 02/01/2034	3,412
499	Pool #776974 5.500%, 04/01/2034	567
327,231	Pool #888504 2.196%, 04/01/2034 (d)	347,805
16,266	Pool #775776 5.500%, 05/01/2034	17,964
370,170	Pool #802783 2.654%, 10/01/2034 (d)	394,103
24,456	Pool #781629 5.500%, 12/01/2034	27,009
718	Pool #806098 6.000%, 12/01/2034	799
315,969	Pool #735504 6.000%, 04/01/2035	352,986
19,329	Pool #822815 5.500%, 04/01/2035	21,385
20,032	Pool #357850 5.500%, 07/01/2035	22,163
20,114	Pool #820242 5.000%, 07/01/2035	22,332
4,054	Pool #838452 5.500%, 09/01/2035	4,563
22,123	Pool #865854 6.000%, 03/01/2036	24,654
36,700	Pool #891474 6.000%, 04/01/2036	40,988
42,201	Pool #906000 6.000%, 01/01/2037	46,208
336	Pool #928062 5.500%, 02/01/2037	371
490	Pool #899119 5.500%, 04/01/2037	542
651	Pool #938488 5.500%, 05/01/2037	719
758	Pool #970131 5.500%, 03/01/2038	831
724	Pool #981313 5.500%, 06/01/2038	801

975	Pool #985108 5.500%, 07/01/2038	1,078
298	Pool #964930 5.500%, 08/01/2038	327
402	Pool #987032 5.500%, 08/01/2038	444
547	Pool #968371 5.500%, 09/01/2038	605
240,050	Pool #AD0095 6.000%, 11/01/2038	262,847
361	Pool #993050 5.500%, 12/01/2038	399
274	Pool #MC0018 5.500%, 12/01/2038	274
94,957	Pool #993579 4.000%, 05/01/2039	101,895
20,589	Pool #AA5840 4.000%, 06/01/2039	22,093
236,122	Pool #AA7670 4.500%, 06/01/2039	259,351
136,557	Pool #AA8715 4.000%, 06/01/2039	152,594
18,261	Pool #AA9133 4.500%, 08/01/2039	20,548
36,519	Pool #AC2861 4.500%, 08/01/2039	41,093
78,030	Pool #AC6121 4.500%, 11/01/2039	87,803
16,542	Pool #AC8372 4.500%, 12/01/2039	18,247
642,769	Pool #AD0586 4.500%, 12/01/2039	723,278
689,743	Pool #AD5574 5.000%, 04/01/2040	750,719
2,568,406	Pool #AD5661 5.000%, 05/01/2040	2,832,385
2,605,906	Pool #AD6949 5.500%, 06/01/2040	2,844,830
3,342,649	Pool #AB1231 5.000%, 07/01/2040	3,679,728
134,130	Pool #AD7793 4.500%, 07/01/2040	145,397
42,773	Pool #AD9896 4.000%, 08/01/2040	45,911
1,513,108	Pool #AE0217 4.500%, 08/01/2040	1,635,055
51,165	Pool #AB1500 4.000%, 09/01/2040	54,919
36,626	Pool #AD9856 4.000%, 09/01/2040	39,313
52,021	Pool #AE2559 4.000%, 09/01/2040	55,838
16,531	Pool #AE2562 4.000%, 09/01/2040	17,744
20,747	Pool #AE2566 4.000%, 09/01/2040	22,270
114,969	Pool #AE4124 4.000%, 10/01/2040	123,404
66,703	Pool #AE4888 4.000%, 10/01/2040	71,597
71,903	Pool #AE3916 4.000%, 11/01/2040	77,179
12,526	Pool #AE5147 4.000%, 11/01/2040	13,445
151,145	Pool #AE8715 4.000%, 11/01/2040	162,235
1,429,016	Pool #AH1089 4.000%, 11/01/2040	1,540,192
1,408,797	Pool #AE0698 4.500%, 12/01/2040	1,527,139
267,462	Pool #AE8893 4.000%, 12/01/2040	287,086
15,926	Pool #AH0006 4.000%, 12/01/2040	17,095
44,436	Pool #AH0020 4.000%, 12/01/2040	47,696
85,555	Pool #AH0599 4.000%, 12/01/2040	91,832
34,344	Pool #AH0601 4.000%, 12/01/2040	36,863
118,033	Pool #AE7893 4.000%, 01/01/2041	126,693
58,239	Pool #AH1263 4.000%, 01/01/2041	62,512
270,885	Pool #AH2999 4.000%, 01/01/2041	290,760
2,011,980	Pool #AH3373 5.000%, 01/01/2041	2,218,771
469,190	Pool #AB2265 4.000%, 02/01/2041	522,822
16,705	Pool #AH4659 4.000%, 02/01/2041	17,936
228,714	Pool #AH5653 4.000%, 02/01/2041	249,855
102,079	Pool #AH5783 4.000%, 02/01/2041	109,601
447,777	Pool #AL0934 5.000%, 02/01/2041	493,528
515,014	Pool #AD1889 4.500%, 03/01/2041	558,276
29,614	Pool #AH6150 4.000%, 03/01/2041	31,796
106,454	Pool #AH6583 4.000%, 03/01/2041	114,298
934,529	Pool #AH4246 4.500%, 04/01/2041	1,014,783
3,948,747	Pool #AH8854 4.500%, 04/01/2041	4,337,213
304,183	Pool #AL0215 4.500%, 04/01/2041	334,107
3,241,124	Pool #AL0247 4.000%, 04/01/2041	3,611,613
1,283,171	Pool #AI1856 4.500%, 05/01/2041	1,425,044
355,312	Pool #AL0187 5.000%, 05/01/2041	384,946
3,094,014	Pool #AL0208 4.500%, 05/01/2041	3,398,394
53,735	Pool #AL0456 5.000%, 06/01/2041	58,216

830,361	Pool #AI7368 4.500%, 07/01/2041	901,670
2,808,246	Pool #AB3395 4.500%, 08/01/2041	3,084,514
965,248	Pool #AI7913 4.500%, 08/01/2041	1,048,141
260,916	Pool #AI8154 4.000%, 08/01/2041	280,142
196,505	Pool #AI8842 4.500%, 08/01/2041	213,380
38,587	Pool #AJ1080 4.500%, 09/01/2041	41,901
72,178	Pool #AL0815 4.000%, 09/01/2041	80,654
201,348	Pool #AB3691 4.000%, 10/01/2041	218,638
24,273	Pool #AJ1562 4.000%, 10/01/2041	27,123
27,384	Pool #AJ1972 4.000%, 10/01/2041	30,600
3,986,601	Pool #AJ2212 4.500%, 10/01/2041	4,393,741
53,143	Pool #AJ3146 4.500%, 10/01/2041	57,707
265,381	Pool #AJ4044 4.000%, 10/01/2041	296,545
38,275	Pool #AJ4756 4.000%, 10/01/2041	42,770
2,543,635	Pool #AL0933 5.000%, 10/01/2041	2,777,247
1,613,378	Pool #AB3876 4.000%, 11/01/2041	1,751,921
29,863	Pool #AJ3330 4.000%, 11/01/2041	33,370
33,127	Pool #AJ4549 4.000%, 11/01/2041	37,018
24,380	Pool #AJ4698 4.000%, 11/01/2041	27,244
50,932	Pool #AJ5424 4.000%, 11/01/2041	56,913
29,722	Pool #AJ7840 4.000%, 11/01/2041	33,213
31,623	Pool #AB3995 4.000%, 12/01/2041	35,337
260,986	Pool #AB4054 4.000%, 12/01/2041	291,634
32,749	Pool #AI0848 4.000%, 12/01/2041	36,595
30,043	Pool #AJ4187 4.000%, 12/01/2041	33,571
39,685	Pool #AJ5736 4.000%, 12/01/2041	44,346
35,775	Pool #AJ5968 4.000%, 12/01/2041	38,411
37,359	Pool #AJ6061 4.000%, 12/01/2041	41,746
504,101	Pool #AJ7684 4.000%, 12/01/2041	563,300
26,451	Pool #AJ7868 4.000%, 12/01/2041	29,557
55,195	Pool #AJ8104 4.000%, 12/01/2041	61,676
32,169	Pool #AJ8109 4.000%, 12/01/2041	35,947
24,347	Pool #AJ8171 4.000%, 12/01/2041	27,206
42,167	Pool #AJ8341 4.000%, 12/01/2041	47,119
61,976	Pool #AJ8436 4.000%, 12/01/2041	69,254
25,655	Pool #AJ8912 4.000%, 12/01/2041	28,668
31,566	Pool #AJ9248 4.000%, 12/01/2041	35,273
50,019	Pool #AJ2446 4.000%, 01/01/2042	53,704
38,462	Pool #AJ7538 4.000%, 01/01/2042	42,979
18,617	Pool #AJ8001 4.000%, 01/01/2042	20,210
41,549	Pool #AJ8369 4.000%, 01/01/2042	46,428
34,820	Pool #AJ9162 4.000%, 01/01/2042	38,909
191,542	Pool #AJ9330 4.000%, 01/01/2042	214,036
24,352	Pool #AJ9779 4.000%, 01/01/2042	27,212
31,171	Pool #AK0170 4.000%, 01/01/2042	34,831
64,641	Pool #AK0543 4.000%, 01/01/2042	72,232
26,877	Pool #AK0563 4.000%, 01/01/2042	30,034
58,259	Pool #AK1827 4.000%, 01/01/2042	65,100
3,834,571	Pool #AB4438 3.500%, 02/01/2042	4,124,420
4,483,773	Pool #AK9382 4.000%, 04/01/2042	4,929,051
5,970,457	Pool #AJ0130 3.500%, 05/01/2042	6,385,371
394,668	Pool #AO4164 4.000%, 06/01/2042	438,795
197,653	Pool #AB5529 4.000%, 07/01/2042	219,752
5,031,596	Pool #AP1651 3.000%, 08/01/2042	5,279,090
352,628	Pool #AB6228 3.500%, 09/01/2042	377,134
3,209,800	Pool #AP4786 3.000%, 09/01/2042	3,367,684
	Government National Mortgage Association
256,838	Pool #752842X 3.950%, 07/15/2025	280,022
32,949	Pool #614436X 5.000%, 08/15/2033	35,976
620,559	Pool #618907X 5.000%, 09/15/2033	683,320

84,769	Pool #605098X 5.000%, 03/15/2034	93,183
88,079	Pool #520279X 5.000%, 11/15/2034	96,987
1,334,963	Pool #644812X 6.000%, 05/15/2035	1,502,165
1,379,984	Pool #688021X 6.000%, 10/15/2038	1,540,750
220,426	Pool #736686X 5.000%, 02/15/2039	241,341
1,688,116	Pool #723248 5.000%, 10/15/2039	1,885,750
649,165	Pool #726382 5.000%, 10/15/2039	725,165
472,757	Pool #782916X 5.500%, 02/15/2040	518,871
1,991,487	Pool #752631C 4.500%, 10/20/2040	2,217,482
1,678,305	Pool #005176M 5.000%, 09/20/2041	1,855,123
876,529	Pool #783511M 4.000%, 12/20/2041	955,255
	Total Mortgage Backed Securities (Cost $111,994,788)	116,255,200

	MUNICIPAL DEBT OBLIGATIONS - 0.63%
	California, GO,
230,000	7.500%, 04/01/2034	320,102
175,000	7.950%, 03/01/2036	217,646
425,000	7.550%, 04/01/2039	613,190
315,000	Illinois, GO, 7.350%, 07/01/2035	381,374
	South Carolina Student Loan Corp., Series A-1, Revenue Bond,
316,723	Series 2005-A, 0.411%, 12/03/2018 (d)	316,977
732,287	0.557%, 12/02/2019 (d)	727,813
	Total Municipal Debt Obligations (Cost $2,304,465)	2,577,102

	U.S. GOVERNMENT AGENCY ISSUES - 1.27%
	Federal Home Loan Mortgage Corp.
300,000	0.500%, 10/15/2013	300,813
1,300,000	1.000%, 03/08/2017	1,317,917
400,000	1.250%, 05/12/2017	409,701
1,200,000	1.000%, 06/29/2017	1,216,242
	Federal National Mortgage Association
200,000	4.125%, 04/15/2014	210,091
1,700,000	0.625%, 10/30/2014 (a)	1,711,371
	Total U.S. Government Agency Issues (Cost $5,099,868)	5,166,135

	U.S. TREASURY OBLIGATIONS - 20.27%
	U.S. Treasury Bonds
2,900,000	4.250%, 11/15/2014	3,115,801
1,875,848	0.125%, 04/15/2016 (g)	1,976,383
1,150,000	4.375%, 11/15/2039	1,496,258
1,200,000	4.250%, 11/15/2040	1,532,437
500,000	4.375%, 05/15/2041	651,484
500,000	3.750%, 08/15/2041	587,734
9,310,000	3.125%, 11/15/2041	9,746,406
365,000	3.000%, 05/15/2042	371,901
1,115,000	2.750%, 08/15/2042	1,076,846
	U.S. Treasury Notes
3,585,000	0.250%, 11/30/2013	3,587,660
3,600,000	0.250%, 05/31/2014	3,602,250
5,700,000	0.625%, 07/15/2014	5,735,847
2,695,000	0.375%, 03/15/2015	2,700,897
10,550,000	0.250%, 07/15/2015	10,534,344
3,125,000	1.750%, 07/31/2015	3,239,747
2,890,000	2.000%, 04/30/2016	3,041,049
9,295,000	0.875%, 01/31/2017	9,419,906
5,407,863	0.125%, 04/15/2017 (g)	5,794,439
4,955,000	2.000%, 11/15/2021	5,143,523
8,645,000	2.000%, 02/15/2022	8,941,497
	Total U.S. Treasury Obligations (Cost $80,747,627)	82,296,409

Number of Shares
	SHORT TERM INVESTMENTS - 2.15%

	Money Market Funds - 2.15%
8,718,812	Federated Prime Obligations Fund Effective Yield, 0.11%	8,718,812
	Total Short Term Investments (Cost $8,718,812)	8,718,812

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.36%

	Money Market Funds - 0.35%
1,423,489	First American Government Obligations Fund Effective Yield, 0.02%	1,423,489
4,931	Reserve Primary Fund (f)	191
	Total Money Market Funds (Cost $1,427,744)	1,423,680

Principal Amount
	Cash - 0.01%
$19,552	Cash	19,552
	Total Cash (Cost $19,552)	19,552

	Total Investments Purchased as Securities Lending Collateral (Cost $1,447,296)	1,443,232

	Total Investments (Cost $397,345,410) - 101.40%	411,681,742
	Liabilities in Excess of Other Assets - (1.40)%	(5,666,925)
	TOTAL NET ASSETS - 100.00%	$406,014,817

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of these securities total $16,277,885, which represents 4.01% of total net assets.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund's liquidity guidelines. The value of thses securities total $17,675, which represents 0.00% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2012.
(e)	Non-income producing. Item identified as in default as to payment of interest.
(f)	As of December 31, 2012, the Fund has fair valued this security and deemed it illiquid. The value of this security was $191, which represents 0.00% of total net assets.
(g)	Represents a U.S. Treasury Inflation-Protected Security.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$397,345,410
Gross unrealized appreciation	15,631,281
Gross unrealized depreciation	(1,294,949)
Net unrealized appreciation	$14,336,332

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

GuideMarkSM Tax-Exempt Fixed Income Fund

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 105.29%

	Alaska - 0.79%
500,000	Valdez Marine Terminal - BP Pipelines, Series B, Refunding, Revenue Bond, BP Plc Insured, 5.000%, 01/01/2021	$601,275

	Arizona - 3.39%
750,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, 5.000%, 07/01/2020	869,625
500,000	Pinal County Industrial Development Authority Correctional Facilities, Revenue Bond, ACA Insured, 5.250%, 10/01/2015	533,180
1,000,000	Salt River Project, Series A, Revenue Bond, 5.000%, 01/01/2021	1,171,400
		2,574,205

	Arkansas - 1.00%
210,000	Springdale School District, Refunding, GO, 3.000%, 06/01/2024	211,640
500,000	University of Arkansas, Series A, Revenue Bond, 4.125%, 11/01/2030	550,235
		761,875

	California - 10.88%
445,000	California Economic Recovery, Series A, Refunding, GO, 5.250%, 07/01/2021	542,931
400,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond, 6.400%, 08/15/2045	443,888
500,000	California Statewide Communities Development Authority, Refunding, Revenue Bond, 6.125%, 07/01/2046	523,025
500,000	California Statewide Community Development Authority, Series A, Revenue Bond, 5.000%, 04/01/2042	557,920
	California, GO,
250,000	5.500%, 04/01/2018	303,740
1,000,000	6.500%, 04/01/2033	1,246,150
100,000	California, Refunding, GO,
	5.000%, 09/01/2022	123,262
1,000,000	Gilroy Unified School District, GO, Assured Guaranty Insured, 6.000%, 08/01/2025	1,219,100
	Golden State Tobacco Securitization, Series A, Refunding, Revenue Bond,
175,000	5.125%, 06/01/2047	151,002
325,000	5.750%, 06/01/2047	308,243
700,000	Golden State Tobacco Securitization, Series A, Revenue Bond, 5.000%, 06/01/2017	701,897
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond, 5.250%, 05/15/2029	1,159,560
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond, 5.250%, 07/15/2025	574,585
345,000	University of California, Series G, Refunding, Revenue Bond, 5.000%, 05/15/2042	393,694
		8,248,997

	Colorado - 1.54%
280,000	Colorado Health Facilities Authority, Refunding, Revenue Bond, 5.000%, 12/01/2028	320,452
700,000	Regional Transportation District, Revenue Bond, 6.000%, 01/15/2026	846,377
		1,166,829

	Connecticut - 1.38%
	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
500,000	5.000%, 07/01/2025	598,040
450,000	4.000%, 07/01/2049 (a)	451,598
		1,049,638

	Delaware - 0.67%
500,000	New Castle County, Revenue Bond, 5.000%, 09/01/2036	506,465

	Florida - 3.09%
300,000	Brevard County Health Facilities Authority, Revenue Bond, 7.000%, 04/01/2039	375,387
500,000	Florida Board of Education, Series C, Refunding, GO, 4.000%, 06/01/2025	562,525
250,000	Madison County Hospital District, Renenue Bond, 2.000%, 11/01/2014	250,715
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond, 5.250%, 08/01/2021	564,865
500,000	Miami-Dade County Transit Sales Surtax, Revenue Bond, 5.000%, 07/01/2031	587,485
		2,340,977

	Georgia - 1.27%
500,000	Atlanta Water & Wastewater, Revenue Bond, 6.250%, 11/01/2039	614,840
325,000	Marietta Development Authority, Revenue Bond, 7.000%, 06/15/2039	350,834
		965,674

	Hawaii - 0.76%
500,000	Hawaii, Series DJ, GO, 5.000%, 04/01/2024	580,135

	Idaho - 1.54%
1,000,000	Boise-Kuna District, Revenue Bond, 7.375%, 06/01/2034	1,166,860

	Illinois - 3.58%
225,000	Illinois Financial Authority, Revenue Bond, 7.000%, 08/15/2044	270,684
400,000	Northlake, GO, FGIC Insured, 5.000%, 12/01/2029	433,436
	Railsplitter Tobacco Settlement Authority, Revenue Bond,
750,000	5.000%, 06/01/2018	869,370
500,000	6.250%, 06/01/2024	560,880
500,000	University of Illinois, Series C, Revenue Bond, 5.000%, 04/01/2026	581,380
		2,715,750

	Indiana - 2.93%
500,000	Fishers Industry Redevelopment District, Saxony Project, Revenue Bond, 5.250%, 07/15/2034	561,395
500,000	Indiana State Finance Authority, Series A, Refunding, Revenue Bond, 5.000%, 02/01/2021	615,540
400,000	Sheridan Community School's Building Corporation, Revenue Bond, FSA Insured, 5.500%, 07/15/2020	469,520
500,000	Tri-Creek Middle School Building Corporation, Revenue Bond, FSA Insured, 5.250%, 07/15/2021	575,905
		2,222,360

	Iowa - 1.38%
400,000	Iowa Board of Regents, Revenue Bond, 4.000%, 09/01/2034	413,600
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured, 5.000%, 07/01/2014	632,418
		1,046,018

	Kansas - 0.46%
530,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond, 0.000%, 06/01/2021 (b)	345,899

	Kentucky - 0.67%
500,000	Pikeville Hospital, Revenue Bond, 3.000%, 09/01/2013	506,275

	Louisiana - 2.59%
800,000	Louisiana Citizens Property, Revenue Bond, 6.750%, 06/01/2026	962,000
500,000	Louisiana Public Facilities Authority, Revenue Bond, 5.500%, 05/15/2032	672,890
300,000	St. Charles Parish Louisana Gulf, Revenue Bond, 4.000%, 12/01/2040 (a)	330,372
		1,965,262

	Maryland - 2.58%
325,000	Anne Arundel County, Tax Allocation, 6.100%, 07/01/2040	353,815
600,000	Maryland Department of Transportation County T Construction, Revenue Bond, 5.500%, 02/01/2017	714,696
400,000	Maryland Economic Development Corporation, Series A, Revenue Bond, 5.750%, 06/01/2035	455,196
400,000	Maryland Student Housing Economic Development, Revenue Bond, 5.750%, 06/01/2033	432,512
		1,956,219

	Massachusetts - 4.13%
430,000	Massachusetts Development Finance Agency, Series A, Revenue Bond, 5.450%, 04/15/2014	443,063
	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
500,000	5.000%, 12/15/2029	601,510
785,000	5.500%, 11/15/2036	940,132
500,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond, 5.000%, 10/01/2038	574,355
500,000	Massachusetts, Series D, Refunding, GO, 4.250%, 10/01/2027	571,685
		3,130,745

	Minnesota - 2.64%
700,000	Minneapolis & St. Paul Housing and Redevelopment Authority Health Care, Revenue Bond, 4.000%, 08/15/2015	742,091
250,000	Minnesota Trunk Highway, Series B, GO, 5.000%, 08/01/2021	319,462
250,000	Rochester Health Care Facilities Mayo Clinic, Revenue Bond, 4.000%, 11/15/2041	262,755
560,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond, 4.500%, 11/15/2038 (a)	677,236
		2,001,544

	Missouri - 4.53%
810,000	Hannibal Industrial Development Authority, Hannibal Regional Hospital, Refunding, Revenue Bond, 5.250%, 09/01/2018	840,035
500,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond, 5.375%, 03/15/2039	583,695
1,000,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond, 5.000%, 05/01/2024	1,129,780
250,000	Sikeston Electric, Refunding, Revenue Bond, 5.000%, 06/01/2018	286,602
500,000	St. Louis Airport, Revenue Bond, 6.625%, 07/01/2034	599,340
		3,439,452

	Nebraska - 0.79%
500,000	Omaha Public Power Distributors, Series B, Revenue Bond, 5.000%, 02/01/2027	598,960

	New Hampshire - 0.18%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond, 5.000%, 07/01/2027	137,138

	New Jersey - 3.33%
500,000	New Jersey Economic Development Authority, Refunding, Revenue Bond, 5.000%, 06/15/2026	569,805
500,000	New Jersey State Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond, 5.500%, 12/15/2021	628,715
500,000	New Jersey State Transportation Trust Fund Authority, Series B, Revenue Bond, 5.000%, 06/15/2042	556,360
340,000	New Jersey Transportation Trust Fund Authority, Series AA, Revenue Bond, 5.000%, 06/15/2019	406,630
300,000	New Jersey Turnpike Authority, Series B, Refunding, Revenue Bond, 5.000%, 01/01/2022	365,184
		2,526,694

	New York - 10.52%
325,000	Brooklyn Arena Local Development Corporation, Revenue Bond, 6.500%, 07/15/2030	394,092
500,000	Build NYC Resource Corp., Refunding, Revenue Bond, 5.000%, 08/01/2020	601,825
480,000	Hudson Yards Infrastructure Corp., Series A, Revenue Bond, 5.750%, 02/15/2047	569,481
200,000	Liberty Development Corp., Revenue Bond, 5.250%, 10/01/2035	233,468
1,000,000	Metropolitan Transportation Authority, Series F, Revenue Bond, 5.000%, 11/15/2014	1,083,180
95,000	Nassau County Local Economic Assistance Corp., Refunding, Revenue Bond, 5.000%, 07/01/2019	110,448
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2022	43,364
325,000	New York Dormitory Authority, Revenue Bond, 6.125%, 12/01/2029	363,363
300,000	New York Dormitory Authority, Series A, Refunding, Revenue Bond, 4.000%, 07/01/2037	321,543
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond, 5.000%, 07/01/2038	290,137
500,000	New York Environmental Facilities, Revenue Bond, 5.500%, 10/15/2027	694,165
500,000	New York State Liberty Development Corp., Revenue Bond, 5.750%, 11/15/2051	597,275
900,000	New York, GO, 5.375%, 04/01/2036	1,059,453
500,000	New York, Series E, GO, 4.000%, 12/15/2027	564,065
500,000	Sales Tax Asset Receivable Corp., Series A, Revenue Bond, 5.250%, 10/15/2019	542,790
500,000	Tobacco Settlement Financing, Revenue Bond, 5.250%, 06/01/2021	509,505
		7,978,154

	North Carolina - 2.24%
500,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond, 5.000%, 10/01/2038	579,005
500,000	North Carolina, Series C, Refunding, GO, 5.000%, 05/01/2019	621,240
400,000	Wake County, Series C, Refunding, GO, 5.000%, 03/01/2020	498,984
		1,699,229

	North Dakota - 0.77%
500,000	University of North Dakota, Refunding, Revenue, 5.000%, 04/01/2032	583,240

	Ohio - 3.63%
500,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond, 5.875%, 06/01/2047	449,060
500,000	Ohio Air Quality Development Authority, Series A, Revenue Bond, 5.700%, 08/01/2020	600,990
500,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond, 5.000%, 01/01/2026	592,140
1,000,000	Ohio, Series A, GO, 5.000%, 09/01/2015	1,114,450
		2,756,640

	Oregon - 0.61%
400,000	Clackamas County School District, GO, 5.000%, 06/15/2021 (a)	463,184

	Pennsylvania - 9.70%
1,000,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond, 5.000%, 09/01/2014	1,075,600
180,000	Allegheny County Industrial Development Authority, Refunding, Revenue Bond, 6.500%, 05/01/2017	192,316
500,000	Butler County Hospital Authority, Revenue Bond, 7.125%, 07/01/2029	634,345
1,000,000	Lycoming County College, Revenue Bond, 5.500%, 07/01/2026	1,185,360
200,000	Montgomery County Industrial Development Authority, Revenue Bond, 6.000%, 02/01/2021	204,242
400,000	Pennsylvania Economic Development Financing Authority, Albert Einstein Health Care, Series A, Refunding, Revenue Bond, 6.250%, 10/15/2023	469,552
325,000	Pennsylvania Economic Development Financing Authority, Allegheny Energy Supply, Revenue Bond, 7.000%, 07/15/2039	390,260
	Pennsylvania Higher Educational Facilities Authority, Revenue Bond,
500,000	5.250%, 07/01/2019	572,570
400,000	5.800%, 07/01/2030	454,524
250,000	Pennsylvania Higher Educational Facilities Authority, Series E, Refunding, Revenue Bond, 5.000%, 05/15/2019	298,725
1,000,000	Pennsylvania, Refunding, GO, 5.250%, 02/01/2014	1,052,640
500,000	Philadelphia Gas Works, Refunding, Revenue Bond, 5.250%, 08/01/2017	576,375
250,000	Tioga County Industrial Development Authority Student Housing, Series C-1, Revenue Bond, 3.000%, 03/01/2014	253,650
		7,360,159

	Puerto Rico - 1.64%
120,000	Puerto Rico Aqueduct & Sewer Authority, Series A, Refunding, Revenue Bond, 6.000%, 07/01/2047	120,172
375,000	Puerto Rico Commonwealth, Series A, Refunding, Revenue Bond, Assured Guaranty Insured, 5.000%, 07/01/2016	403,946
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, Refunding, GO, 5.250%, 07/01/2032	719,237
		1,243,355

	South Carolina - 0.63%
450,000	South Carolina Transportation Infrastructure Bank, Series B, Refunding, Revenue Bond, 4.000%, 10/01/2030	475,659

	South Dakota - 0.69%
500,000	South Dakota Housing Development Authority, Series A, Revenue Bond, 4.250%, 05/01/2015	520,285

	Texas - 10.32%
430,000	Central Texas Regional Mobility Authority, Revenue Bond, 6.000%, 01/01/2041	503,723

635,000	Clifton Texas Higher Education Finance Corporation, Series A, Refunding, Revenue Bond, 4.000%, 12/01/2015	659,733
515,000	Frisco Texas Independent School District, Series A, GO, 6.000%, 08/15/2038	632,152
425,000	Harris County Industrial Development, Revenue Bond, 5.000%, 02/01/2023	471,512
500,000	Houston, GO, 5.250%, 03/01/2028	580,850
580,000	La Porte Independent School District, GO, 5.250%, 02/15/2024	668,456
500,000	Mansfield Independent School District, GO, 1.750%, 08/01/2042	512,205
250,000	North Texas Tollway Authority, Series A, Revenue Bond, 5.000%, 09/01/2020	304,390
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond, 5.750%, 01/01/2038 (a)	873,380
400,000	Texas Private Activity Surface Transportation Corp., LBJ Infrastructure, Revenue Bond, 7.500%, 06/30/2033	503,404
445,000	Texas Private Activity Surface Transportation Corp., Revenue Bond, 7.500%, 12/31/2031	555,801
500,000	Texas Transportation Commission, Revenue Bond, 5.000%, 04/01/2018	590,845
	Texas Transportation Commission, Series A, GO,
245,000	5.000%, 04/01/2020	307,259
155,000	5.000%, 04/01/2021	196,770
400,000	Texas, Series A, GO, 5.000%, 04/01/2022	469,372
		7,829,852

	Utah - 1.84%
1,000,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	1,207,670
200,000	Utah Charter School Finance Authority, Series A, Revenue Bond, 3.250%, 10/15/2036	185,540
		1,393,210

	Virginia - 2.35%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured, 5.500%, 11/15/2019	1,214,820
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond, 5.750%, 01/01/2034	568,856
		1,783,676

	Washington - 1.51%
500,000	Energy Northwest Washington Electric, Series D, Revenue Bond, 5.000%, 07/01/2035	584,770
500,000	King County Hospital, Refunding, GO, MBIA Insured, 5.000%, 12/01/2021	562,535
		1,147,305

	Wisconsin - 2.74%
500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured, 5.500%, 12/15/2026	639,210
220,000	Wisconsin Public Finance Authority, Refunding, Revenue Bond, 5.000%, 07/01/2022	237,413
1,000,000	Wisconsin, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	1,200,310
		2,076,933
	Total Municipal Debt Obligations (Cost $72,337,857)	79,866,127

Number of Shares
	SHORT TERM INVESTMENTS - 0.64%
	Money Market Funds - 0.64%
481,841	Fidelity Tax Exempt Portfolio Effective Yield, 0.01% (a)	481,841
	Total Short Term Investments (Cost $481,841)	481,841

	Total Investments (Cost $72,819,698) - 105.93%	80,347,968
	Liabilities in Excess of Other Assets - (5.93)%	(4,498,214)
	TOTAL NET ASSETS - 100.00%	$75,849,754

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2012.
(b)	Zero coupon bond.

Glossary of Terms
ACA	American Capital Access
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$72,819,698
Gross unrealized appreciation	7,588,168
Gross unrealized depreciation	(59,898)
Net unrealized appreciation	$7,528,270

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities and investments purchased as securities lending collateral.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012 :

GuideMarkSM Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$165,732,468	$—	$—	$165,732,468
Short Term Investments	$4,595,403	—	—	4,595,403
Investments Purchased as Securities Lending Collateral	$6,041,533	—	792	6,042,325
Total Investments in Securities	$176,369,404	$—	$792	$176,370,196

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2012.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments Purchased as Securities Lending Collateral
Balance as of March 31, 2012	$792
Change in unrealized appreciation	—
Balance as of December 31, 2012	$792
Change in unrealized appreciation during the period
for Level 3 investments held at December 31, 2012.	$—

Significant Unobservable Inputs

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of December 31, 2012, are as follows:

Description	Fair Value at 12/31/12	Valuation Techniques	Unobservable Input	Range
Investments Purchased as Securities Lending Collateral	$792	Conservative value assigned pending litigation proceedings	Allocation model of the potential remaining assets to be distributed	$792-$792

GuideMarkSM Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$176,287,915	$—	$—	$176,287,915
Short Term Investments	1,054,389	—	—	1,054,389
Investments Purchased as Securities Lending Collateral	6,811,681	—	906	6,812,587
Total Investments in Securities	$184,153,985	$—	$906	$184,154,891

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2012.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2012	$906
Change in unrealized appreciation	—
Balance as of December 31, 2012	$906
Change in unrealized appreciation during the period
for Level 3 investments held at December 31, 2012.	$—

Significant Unobservable Inputs

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of December 31, 2012, are as follows:

Description	Fair Value at 12/31/12	Valuation Techniques	Unobservable Input	Range
Investments Purchased as Securities Lending Collateral	$906	Conservative value assigned pending litigation proceedings	Allocation model of the potential remaining assets to be distributed	$906-$906

GuideMarkSM Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$69,562,061	$—	$—	$69,562,061
Real Estate Investment Trusts	5,035,079	—	—	5,035,079
Short Term Investments	800,313	—	—	800,313
Investments Purchased as Securities Lending Collateral	5,534,990	—	247	5,535,237
Total Investments in Securities	$80,932,443	$—	$247	$80,932,690

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2012.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2012	$247
Change in unrealized appreciation	—
Balance as of December 31, 2012	$247
Change in unrealized appreciation during the period
for Level 3 investments held at December 31, 2012.	$—

Significant Unobservable Inputs

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of December 31, 2012, are as follows:

Description	Fair Value at 12/31/12	Valuation Techniques	Unobservable Input	Range
Investments Purchased as Securities Lending Collateral	$247	Conservative value assigned pending litigation proceedings	Allocation model of the potential remaining assets to be distributed	$247-$247

GuideMarkSM World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$32,453,474	$233,833,229	$—	$266,286,703
Investment Companies	4,017,168	—	—	4,017,168
Preferred Stocks	4,878,053	—	—	4,878,053
Real Estate Investment Trusts	—	516,470	—	516,470
Short Term Investments	558,979	—	—	558,979
Investments Purchased as Securities Lending Collateral	766,174	—	216	766,390
Total Investments in Securities	$42,673,848	$234,349,699	$216	$277,023,763

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in/out of Levels 1 or 2.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2012	$216
Change in unrealized depreciation	—
Balance as of December 31, 2012	$216
Change in unrealized appreciation during the period
for Level 3 investments held at December 31, 2012.	$—

Significant Unobservable Inputs

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of December 31, 2012, are as follows:

Description	Fair Value at 12/31/12	Valuation Techniques	Unobservable Input	Range
Investments Purchased as Securities Lending Collateral	$216	Conservative value assigned pending litigation proceedings	Allocation model of the potential remaining assets to be distributed	$216-$216

GuideMarkSM Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$139,295,228	$—	$—	$139,295,228
Real Estate Investment Trusts	1,661,396	—	—	1,661,396
Short Term Investments	2,465,339	—	—	2,465,339
Investments Purchased as Securities Lending Collateral	2,383,729	—	—	2,383,729
Total Investments in Securities	$145,805,692	$—	$—	$145,805,692

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2012.

GuideMarkSM Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$11,191,696	$—	$11,191,696
Collateralized Mortgage Obligations	—	20,092,573	—	20,092,573
Corporate Obligations	—	163,430,113	—	163,430,113
Foreign Government Debt Obligations	—	510,470	—	510,470
Mortgage Backed Securities	—	116,255,200	—	116,255,200
Municipal Debt Obligations	—	2,577,102	—	2,577,102
U.S. Government Agency Issues	—	5,166,135	—	5,166,135
U.S. Treasury Obligations	—	82,296,409	—	82,296,409
Total Fixed Income	—	401,519,698	—	401,519,698
Short Term Investments	8,718,812	—	—	8,718,812
Investments Purchased as Securities Lending Collateral	1,443,041	—	191	1,443,232
Total Investments in Securities	$10,161,853	$401,519,698	$191	$411,681,742

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in/out of Levels 1 or 2. during the period ended December 31, 2012.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2012	$191
Change in unrealized appreciation	—
Balance as of December 31, 2012	$191
Change in unrealized appreciation during the period
for Level 3 investments held at December 31, 2012.	$—

Significant Unobservable Inputs

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of December 31, 2012, are as follows:

Description	Fair Value at 12/31/12	Valuation Techniques	Unobservable Input	Range
Investments Purchased as Securities Lending Collateral	$191	Conservative value assigned pending litigation proceedings	Allocation model of the potential remaining assets to be distributed	$191-$191

GuideMarkSM Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$—	$79,866,127	$—	$79,866,127
Short Term Investments	481,841	—	—	481,841
Total Investments in Securities	$481,841	$79,866,127	$—	$80,347,968

There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2012.

Derivative Instruments and Hedging Activities

GuideMarkSM Core Fixed Income Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period, the Fund used money market and fixed income derivatives, including futures for both hedging and investment purposes, primarily duration management and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on 90-day Eurodollars: short, medium, and long-term U.S. debt, medium and long-term German debt, long-term Australian debt, and long-term debt of the United Kingdom. Forward contracts were also used during the period, both on foreign currencies as well as on forward purchase commitments, such as TBAs, of fixed income instruments. Option positions previously established in a prior period were present in the Fund during the period, but no new option contracts were entered into during the period.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives such as forwards involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

There were no derivatives held in the Fund as of December 31, 2012.

The average monthly notional amount of futures during the year ended December 31, 2012 were as follows:

	Long Positions		Short Positions
	Futures	$25,625,345	Futures	($15,909,753)

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	2/21/13

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	2/21/13

By (Signature and Title)	/s/ Starr E. Frohlich

Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	2/21/13